UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-06199
                                                     ---------


                       The Nottingham Investment Trust II
                       ----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
       (Address of principal executive offices)                     (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                        Date of fiscal year end: March 31
                                                 --------


                    Date of reporting period: March 31, 2006
                                              --------------

1. Reports to Shareholders

   Annual Report 2006











                                                                  [EP LOGO HERE]
                                                                EARNEST PARTNERS
                                                              Fixed Income Trust
                                                                  March 31, 2006





















This report and the financial statements contained herein are submitted for the general information of the shareholders of The EARNEST Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Statements in the Annual Report that reflect projections or expectations of future financial or economic performance of the EARNEST Partners Fixed Income Trust (the "Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, investment advisor risk, market sector risk and portfolio turnover risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the aforementioned fund was achieved at some or all points during the period by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about May 30, 2006.

For More Information on Your EARNEST Partners Fixed Income Trust:

                 See Our Web site @ www.earnestpartners.com
                                   or
                 Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

EARNEST Partners Fixed Income Trust                               April 18, 2006


Dear Shareholders of the EARNEST Partners Fixed Income Trust:

     Enclosed for your review is the annual report of the EARNEST Partners Fixed Income Trust (the "Fund") for the fiscal year ended 31 March 2006. For the fiscal year, the Fund's total return was +2.36%, beating its benchmark, the Lehman Brothers Aggregate Bond Index, by 10 basis points. In the Lipper Intermediate Investment Grade Debt Funds category, the Fund ranked 93 out of 470 funds, beating 80% of them for the fiscal year.

     In spite of rising interest rates and a flattening yield curve, the fund managed to post a positive result. As a bottom-up manager, we tend to underweight long bonds because so few of the kinds of bonds we are comfortable owning are available with long maturities. This unintentional stance has worked against us as short rates went up while long rates remained steady and even came down. This was a notable "conundrum" in the market. Finally, we have seen the long end start to crack with the yield on the 30-year Treasury going up 14 basis points for the year. A little change in yield can have a big impact on the price change for a long maturity bond. The slope of the yield curve tends to be cyclical and we believe that this rate shift should work in our favor going forward.

     A year ago we wrote that the largest sector in the benchmark, the single-family Mortgage-Backed Securities (MBS) sector, seemed rich with option-adjusted spreads (OAS) near historically low levels. This year, the MBS sector was the worst performing spread sector in the benchmark on a duration-adjusted return basis, posting only four basis points higher return than Treasuries of comparable duration according to Lehman Brothers Fixed Income Research Global Family of Indices. We remain underweighted in MBS but have started to buy as the sector cheapens.

     We remain committed to managing a portfolio with an emphasis on high quality securities. Interest rates remain on the low end of the historical range, which means that over the short run, changes in spreads can have a big but fleeting impact on a portfolio's performance either good or bad. We will stick to searching for yield while preserving capital and believe the fund will benefit from this strategy in the quarters to come.

Very truly yours,

/s/ Douglas Folk

EARNEST Partners, LLC
Douglas Folk, CFA

This letter reflects our analysis and opinions as of 18 April 2006. The information is not a complete analysis of every aspect of any market, industry, security or fund. Statements of fact have been obtained from sources considered by the advisor to be reliable.

EARNEST Partners Fixed Income Trust

Performance Update - $50,000 Investment (Unaudited)

For the period from March 31, 1996 to March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
[Line Graph Here]
                                             Lipper Intermediate  Performance Returns for the periods ended March 31, 2006.
           EARNEST Partners  Lehmen Brothers   Investment Grade   -----------------------------------------------------------------
             Fixed Income       Aggregate        Debt Fund        Average Annual                         One       Five       Ten
                Trust          Bond Index          Index          Total Returns                         Year       Year      Year
                -----          ----------          -----          -----------------------------------------------------------------
 3/31/1996   $ 50,000         $ 50,000          $ 50,000          EARNEST Partners Fixed Income Trust   2.36%      4.76%     5.76%
 3/31/1997     52,688           52,456            52,208          -----------------------------------------------------------------
 3/31/1998     57,910           58,743            57,806
 3/31/1999     61,368           62,556            61,156          Cumulative Total                      Ten        Final Value Of
 3/31/2000     62,267           63,727            62,002          Investment Returns                    Year     $50,000 Investment
 3/31/2001     69,402           71,713            69,345          -----------------------------------------------------------------
 3/31/2002     71,705           75,548            72,709          EARNEST Partners Fixed Income Trust  75.14%         $87,569
 3/31/2003     81,239           84,376            80,171          -----------------------------------------------------------------
 3/31/2004     85,646           88,936            84,890
 3/31/2005     85,546           89,958            85,584          Lehman Brothers Aggregate Bond Index 83.98%         $91,988
 3/31/2006     87,569           91,988            87,158          -----------------------------------------------------------------
                                                                  Lipper Intermediate Investment
                                                                  Grade Debt Fund Index                74.32%         $87,158
------------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $50,000 at March 31, 1996. All dividends and distributions  are reinvested.  This graph depicts the performance of the EARNEST Partners Fixed Income Trust (the "Fund") versus the Lehman Brothers  Aggregate Bond Index and the Lipper Intermediate  Investment Grade Debt Fund Index. It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


Fund Expenses (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

                                         Beginning Account Value         Ending Account Value             Expenses Paid
Expense Example                              October 1, 2005                March 31, 2006               During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00                     $1,002.91                       $2.00
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00                     $1,022.94                       $2.02
------------------------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 0.40%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

EARNEST Partners Fixed Income Trust

Schedule of Investments


As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                     Shares or   Market Value                                                          Market Value
                                     Principal     (Note 1)                                                 Principal    (Note 1)
------------------------------------------------------------       ----------------------------------------------------------------

INVESTMENT COMPANY - 1.20%                                         REMIC Trust 2003-72
     Merrimac Cash Series                                                4.356%, 02/16/30                  $ 667,183      $ 643,027
        (Cost $383,255)               383,255    $   383,255       Matson Navigation Company, Inc. Title XI
                                                 -----------             5.337%, 09/04/28                    585,000        577,939
                                                                   Perforadora Cent SA de CV Shipping Title XI
US GOVERNMENT & AGENCY OBLIGATIONS - 65.03%                              5.240%, 12/15/18                    390,022        387,171
                                                                   Rowan Companies, Inc. Title XI
* A.I.D. - Ecuador                                                    2.800%, 10/20/13                       571,426        524,272
     7.050%, 05/01/15                $ 46,342         49,884       Sterling Equipment, Inc. Title XI
  A.I.D. - Israel                                                     6.125%, 09/28/19                       188,670        195,961
     5.500%, 12/04/23                 650,000        664,591       Small Business Administration
  A.I.D. - Ivory Coast                                             Series 1992-20H
     8.100%, 12/01/06                  42,573         42,736          7.400%, 08/01/12                       161,991        167,501
* A.I.D. - Peru                                                    Series 1995-20L
     8.350%, 01/01/07                  26,717         26,769          6.450%, 12/01/15                       135,052        137,824
  Alter Barge Line Title XI                                        Series 1997-20A
     6.000%, 03/01/26                 264,000        273,757          7.150%, 01/01/17                       144,773        149,992
  Amethyst Title XI                                                Series 1998-20B
     4.390%, 04/15/16                 700,004        671,010          6.150%, 02/01/18                       386,848        394,014
  Federal Agricultural Mortgage Corporation                        Series 2000-20K
  Series AM-1003                                                      7.220%, 11/01/20                       753,786        798,609
     6.747%, 04/25/13                 356,839        357,802       Series 2001-20A
  Government National Mortgage Association                            6.290%, 01/01/21                       474,658        489,456
  GNMA Pass-Thru Mortgage Single Family                            Series 2001-20K
     5.500%, 01/20/35                 782,944        773,136          5.340%, 11/01/21                       764,880        764,466
  GNMA Pass-Thru Mortgage Single Family                            Series 2002-10A
     4.500%, 03/20/35                 780,012        726,696          5.350%, 01/01/12                       530,486        531,316
  GNMA Pass-Thru Mortgage Single Family                            Series 2002-10B
     5.000%, 11/20/35                 742,297        716,494          5.300%, 03/01/12                       667,635        668,071
  REMIC Trust 2001-34                                              Series 2002-10F
     5.465%, 11/16/15                  49,598         49,646          3.940%, 11/01/12                       355,623        342,215
  REMIC Trust 2001-44                                              Series 2002-20J
     6.114%, 11/16/21                 658,579        666,482          4.750%, 10/01/22                       789,669        759,887
  REMIC Trust 2002-35                                              Series 2003-10B
     5.883%, 10/16/23                 726,075        736,316          3.390%, 03/01/13                       465,990        438,203
  REMIC Trust 2002-83                                              Series 2003-10C
     3.313%, 04/16/17                 196,592        190,795          3.530%, 05/01/13                       470,488        445,195
  REMIC Trust 2003-16                                              Series 2003-20C
     3.130%, 04/16/16                 345,395        333,542          4.500%, 03/01/23                     1,014,936        958,356
  REMIC Trust 2003-22                                              Series 2003-20D
     2.750%, 06/16/21                 225,443        216,331          4.760%, 04/01/23                       560,186        538,328
  REMIC Trust 2003-36                                              Series 2003-20E
     2.933%, 10/16/20                 805,866        775,335          4.640%, 05/01/23                       547,477        521,884
  REMIC Trust 2003-59
     2.274%, 07/16/18                 946,672        894,103

                                                                                                                        (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments


As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                         Market Value
                                    Principal       (Note 1)                                                Principal    (Note 1)
----------------------------------------------------------------   ----------------------------------------------------------------

US GOVERNMENT & AGENCY OBLIGATIONS - (Continued)                    Illinois Power Trust Series 1998-1
                                                                       5.540%, 06/25/09                     $ 112,686     $ 112,924
   Small Business Administration (continued)                        Massachusetts RBB Trust 1999-1
   Series 2003-20F                                                     7.030%, 03/15/12                       200,000       209,345
      4.070%, 06/01/23             $ 1,013,866    $   929,650       PECO Energy Bonds Series 2000-A
   Series 2003-20I                                                     7.625%, 03/01/10                       250,000       264,952
      5.130%, 09/01/23                 677,320        663,641       PP&L Transition Bonds Series 1999-1
   Series 2005-20B                                                     7.150%, 06/25/09                       485,000       503,644
      4.625%, 02/01/25                 661,677        624,077                                                           -----------
                                                  -----------

                                                                    Total Corporate Asset Backed Securities
   Total US Government & Agency Obligations                            (Cost $3,767,145)                                  3,659,632
      (Cost $21,576,675)                           20,816,480                                                           -----------
                                                  -----------
                                                                    CORPORATE OBLIGATIONS - 19.88%
US GOVERNMENT INSURED OBLIGATIONS - 0.60%
                                                                     Arkansas Electric Cooperative Corporation
   Federal Housing Authority Project Loan                               7.330%, 06/30/08                       188,000       190,867
*  Downtowner Apartments                                             Burlington Northern and Santa Fe Railway Co.
      8.375%, 11/01/11                  85,991         90,287           6.230%, 07/02/18                       798,033       821,950
*  Reilly #046                                                       Continental Airlines Inc.
      6.513%, 06/01/14                  51,032         51,084           7.707%, 04/02/21                       664,548       691,025
*  USGI #87                                                          CSX Corporation
      7.430%, 08/01/23                  50,751         51,233           6.550%, 06/15/13                       300,000       315,199
                                                  -----------        Delta Airlines
                                                                        6.718%, 01/02/23                       612,991       619,154
   Total US Government Insured Obligations                           FedEx Corporation
      (Cost $188,996)                                 192,604           7.650%, 01/15/22                       123,647       141,229
                                                  -----------        Ford Motor Credit Company
                                                                        7.375%, 02/01/11                       375,000       344,987
CORPORATE ASSET BACKED SECURITIES - 11.43%                           GATX Financial Corp
                                                                        6.273%, 06/15/11                       700,000       710,265
   American Airlines, Inc. Series 2001-1                             General Motors Acceptance Corp.
      6.977%, 05/23/21                 563,500        529,471           6.875%, 08/28/12                       375,000       345,942
   California Infrastructure SCE Series 1997-1                       Nevada Power Company
      6.380%, 09/25/08                 117,046        117,590           5.875%, 01/15/15                       375,000       367,994
   California Infrastructure SDG&E Series 1997-1                     Norfolk Southern Railway Company
      6.370%, 12/26/09                 250,000        253,832           5.950%, 04/01/08                       250,000       253,312
   CenterPoint Energy Transition Bond Co. 2001-1                     Provident Companies Inc.
      4.760%, 09/15/09                 369,233        367,498           7.000%, 07/15/18                       375,000       380,125
   Connecticut RRB Series 2001-1 A2                                  Southwest Airlines Co Series 2001-1
      5.730%, 03/30/09                 520,897        522,395           5.100%, 05/01/06                       547,138       547,085
   Connecticut RRB Series 2001-1 A5
      6.210%, 12/30/11                 365,000        376,558
   Consumer Funding 2001-1
      4.980%, 04/20/12                 300,000        298,260
   Detroit Edison Securitization Funding 2001-1
      6.190%, 03/01/13                 100,000        103,163


                                                                                                                        (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments


As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                       Principal   Market Value
                                                     (Note 1)
----------------------------------------------------------------   ----------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)

     Union Pacific ETC Corporation
        4.698%, 01/02/24             $   570,314  $     532,035
     Union Pacific Railroad Company
        6.630%, 01/27/22                  97,705        103,831
                                                  -------------

     Total Corporate Obligations
        (Cost $6,525,654)                             6,365,000
                                                  -------------

Total Investments
        (Cost $32,441,725) - 98.14%               $  31,416,971
Other Assets less Liabilities - 1.86%                   595,162
                                                  -------------

Net Assets - 100.00%                              $  32,012,133
                                                  =============

*    Securities valued using Matrix System.  (note 1)



Summary of Investments by Category
                                         % of Net       Market
Category                                  Assets        Value
----------------------------------------------------------------
Corporate ABS                             11.43%    $ 3,659,632
Corporate Obligations                     19.88%      6,365,000
Investment Company                         1.20%        383,255
US Govt. & Agency Obligations             65.03%     20,816,480
US Govt. Insured Obligations               0.60%        192,604
----------------------------------------------------------------
Total                                     98.14%    $31,416,971















See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Assets and Liabilities


As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $32,441,725) ...........................................................             $ 31,416,971
      Cash ...............................................................................................                   65,850
      Receivables:
           Fund shares sold ..............................................................................                  156,903
           Interest ......................................................................................                  381,765
      Prepaid expenses ...................................................................................                    6,660
      Due from affiliates:
           Advisor (note 2) ..............................................................................                    1,708
                                                                                                                       ------------
      Total assets .......................................................................................               32,029,857
                                                                                                                       ------------
Liabilities:
      Payable:
           Distributions .................................................................................                    2,068
      Accrued expenses ...................................................................................                   15,656
                                                                                                                       ------------
      Total liabilities ..................................................................................                   17,724
                                                                                                                       ------------
Net Assets ...............................................................................................             $ 32,012,133
                                                                                                                       ============
Net Assets Consist of:
      Capital (par value and paid in surplus) ............................................................             $ 33,905,485
      Accumulated net realized loss on investments .......................................................                 (868,598)
      Net unrealized depreciation on investments .........................................................               (1,024,754)
                                                                                                                       ------------
      Total Net Assets ...................................................................................             $ 32,012,133
                                                                                                                       ============
      Shares Outstanding, no par value (unlimited authorized shares) .....................................                3,075,794
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share .............................             $      10.41

















See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Operations


For the fiscal year ended March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Interest ........................................................................................                 $ 1,673,486
      Dividends .......................................................................................                      16,868
                                                                                                                        ------------
      Total Income ....................................................................................                   1,690,354
                                                                                                                        ------------
Expenses:
      Advisory fees (note 2) ..........................................................................                     168,913
      Administration fees (note 2) ....................................................................                      46,920
      Transfer agent fees (note 2) ....................................................................                      18,000
      Fund accounting fees (note 2) ...................................................................                      30,754
      Compliance service fees (note 2) ................................................................                       7,750
      Custody fees (note 2) ...........................................................................                      10,306
      Legal fees ......................................................................................                      10,184
      Audit and tax preparation fees ..................................................................                      23,613
      Registration and filing administration fees (note 2) ............................................                       2,882
      Registration and filing expenses ................................................................                       4,942
      Shareholder servicing expenses ..................................................................                       2,355
      Printing expenses ...............................................................................                       1,769
      Trustee fees and meeting expenses ...............................................................                       3,042
      Securities pricing fees .........................................................................                      17,229
      Other operating expenses ........................................................................                      11,230
                                                                                                                        ------------
      Total Expenses ..................................................................................                     359,889
                                                                                                                        ------------
      Expenses reimbursed by advisor (note 2) .........................................................                     (40,781)
      Advisory fees waived (note 2) ...................................................................                    (168,913)
                                                                                                                        ------------
      Net Expenses ....................................................................................                     150,195
                                                                                                                        ------------
Net Investment Income .................................................................................                   1,540,159
                                                                                                                        ------------
Realized and Unrealized Loss on Investments

      Net realized loss from investment transactions ..................................................                    (487,484)
      Change in unrealized depreciation on investments ................................................                    (135,155)
                                                                                                                        ------------
Realized and Unrealized Loss on Investments ...........................................................                    (622,639)
                                                                                                                        ------------
Net Increase in Net Assets Resulting from Operations ..................................................                 $   917,520
                                                                                                                        ============






See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statements of Changes in Net Assets

For the fiscal year ended March 31,                                                                2006                     2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment income .........................................................           $  1,540,159            $  1,292,380
     Net realized loss from investment transactions ................................               (487,484)                (37,667)
     Change in unrealized depreciation on investments ..............................               (135,155)             (1,419,112)
                                                                                               -------------           -------------
Net Increase (Decrease) in Net Assets Resulting from Operations ....................                917,520                (164,399)
                                                                                               -------------           -------------

Distributions to Shareholders: (note 4)
     Net investment income .........................................................             (1,637,947)             (1,406,195)
                                                                                               -------------           -------------
Decrease in Net Assets Resulting from Distributions ................................             (1,637,947)             (1,406,195)
                                                                                               -------------           -------------

Capital Share Transactions: (note 5)
     Shares sold ...................................................................              3,211,414              11,579,979
     Reinvested dividends and distributions ........................................              1,389,820               1,071,978
     Shares repurchased ............................................................            (11,272,147)            (10,812,138)
                                                                                               -------------           -------------
(Decrease) Increase from Capital Share Transactions ................................             (6,670,913)              1,839,819
                                                                                               -------------           -------------

Net (Decrease) Increase in Net Assets ..............................................             (7,391,340)                269,225

Net Assets:
     Beginning of year .............................................................             39,403,473              39,134,248
                                                                                               -------------           -------------
     End of year ...................................................................           $ 32,012,133            $ 39,403,473
                                                                                               =============           =============
Undistributed Net Investment Income ................................................           $          --           $      1,624













See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Financial Highlights

For a share outstanding during the
fiscal year ended March 31,                                   2006           2005          2004             2003           2002
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                         $ 10.63        $ 11.08        $ 10.88          $ 10.08        $ 10.32
                                                            -------        -------        -------          -------        -------

Income (Loss) from Investment Operations
      Net investment income                                   0.44           0.41           0.36             0.51           0.59
      Net realized and unrealized
           (loss) gain on securities                         (0.19)         (0.42)          0.22             0.80          (0.24)
                                                            -------        -------        -------          -------        -------
Total from Investment Operations                              0.25          (0.01)          0.58             1.31           0.35
                                                            -------        -------        -------          -------        -------

Less Distributions:
      Dividends (from net investment income)                 (0.47)         (0.44)         (0.38)           (0.51)         (0.59)
                                                            -------        -------        -------          -------        -------
Total Distributions                                          (0.47)         (0.44)         (0.38)           (0.51)         (0.59)
                                                            -------        -------        -------          -------        -------

Net Asset Value, End of Year                               $ 10.41        $ 10.63        $ 11.08          $ 10.88        $ 10.08
                                                            =======        =======        =======          =======        =======

Total return                                                  2.36 %        (0.12)%         5.43 %          13.30 %         3.32 %

Net Assets, End of Year (in thousands)                     $32,012        $39,403        $39,134          $13,755        $ 5,791

Average Net Assets for the Year (in thousands)             $37,536        $34,988        $35,772          $ 8,148        $ 6,114

Ratios of:
Gross Expenses to Average Net Assets                          0.96 %         0.97 %         0.95 %           1.97 %         2.44 %
Net Expenses to Average Net Assets                            0.40 %         0.40 %         0.40 %           0.58 %         0.90 %
Net Investment Income to Average Net Assets                   4.10 %         3.69 %         3.31 %           4.55 %         5.65 %

Portfolio turnover rate                                      28.13 %        43.87 %        54.20 %          74.35 %        23.87 %





















See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------------
1. Organization and Significant Accounting Policies             particularly  the spread  between  yields on the  securities being  valued and yields on U.S.  Treasury  securities  with
EARNEST Partners Fixed Income Trust (the "Fund") is a series    similar remaining years to maturity.  Those estimated values
fund. The Fund is part of the Nottingham Investment Trust II    may differ  from the values  that would have  resulted  from
(the  "Trust"),  which  was  organized  as  a  Massachusetts    actual purchase and sale transactions.
business  trust  and  is  registered  under  the  Investment
Company  Act of 1940,  as amended  (the "1940  Act"),  as an    Investment Transactions and Investment Income
open-end  management   investment  company.   The  Trust  is    Investment  transactions  are  accounted  for as of the date
classified as a  diversified  company as defined in the 1940    purchased or sold (trade date).  Dividend income is recorded
Act.                                                            on the ex-dividend date.  Interest income is recorded on the accrual  basis and includes  amortization  of discounts  and
The Fund  commenced  operations  on November 15,  1991.  The    premiums.  Gains and losses are determined on the identified
investment  objective of the Fund is to preserve capital and    cost basis,  which is the same basis used for federal income
maximize  total  returns   through   active   management  of    tax purposes.
investment-grade fixed-income securities.
                                                                Expenses
The following  accounting  policies  have been  consistently    The Fund bears expenses incurred  specifically on its behalf
followed by the Fund and are in conformity  with  accounting    as well as a portion of general  and trust  expenses,  which
principles  generally  accepted  in  the  United  States  of    are allocated  according to methods approved annually by the
America in the investment company industry.                     Trustees.

Investment Valuation                                            Dividend Distributions
The Fund's  investments  in securities are carried at value.    The Fund  may  declare  and  distribute  dividends  from net
Securities  listed on an  exchange  or quoted on a  national    investment  income at the end of each  month.  Distributions
market  system are valued at the last sales price as of 4:00    from  capital  gains  (if any) are  generally  declared  and
p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ    distributed annually.
over-the-counter  market are generally  valued at the NASDAQ
Official  Closing  Price.  Other  securities  traded  in the    Estimates
over-the-counter  market and listed  securities for which no    The  preparation of financial  statements in conformity with
sale was reported on that date are valued at the most recent    accounting  principles  generally  accepted  in  the  United
bid price.  Securities  and assets for which  representative    States of America requires  management to make estimates and
market  quotations are not readily  available  (e.g., if the    assumptions  that affect the amount of assets,  liabilities,
exchange  on which the  portfolio  security  is  principally    expenses and revenues reported in the financial  statements.
traded  closes  early  or  if  trading  of  the   particular    Actual results could differ from those estimates.
portfolio  security  is halted  during  the day and does not
resume prior to the Fund's net asset value  calculation)  or    Federal Income Taxes
which cannot be  accurately  valued using the Fund's  normal    No   provision   for  income   taxes  is   included  in  the
pricing procedures are valued at fair value as determined in    accompanying  financial  statements,  as the Fund intends to
good faith under policies  approved by the Trustees,  taking    distribute to shareholders all taxable investment income and
into  consideration  institutional bid and last sale prices,    realized gains and otherwise  complies with  Subchapter M of
and securities prices,  yields,  estimated maturities,  call    the Internal Revenue Code applicable to regulated investment
features,  ratings,  institutional trading in similar groups    companies.
of   securities   and   developments   related  to  specific
securities.  A portfolio  security's  "fair value" price may    Indemnifications
differ  from the price  next  available  for that  portfolio    Under the Trust's organizational documents, its officers and
security  using  the  Fund's  normal   pricing   procedures.    Trustees are indemnified against certain liabilities arising
Instruments with maturities of 60 days or less are valued at    out of the  performance  of their  duties  to the  Fund.  In
amortized cost, which approximates market value.                addition, in the normal course of business,  the Fund enters into  contracts with its vendors and others that provide for
The  financial   statements  include  securities  valued  at    general indemnifications.  The Fund's maximum exposure under
$269,257  (0.84%  of net  assets)  whose  values  have  been    these arrangements is unknown,  as this would involve future
estimated  using a method  approved by the Trust's  Board of    claims that may be made  against the Fund.  The Fund expects
Trustees.  Such  securities  are  valued  by  using a Matrix    that  risk  of  loss  to be  remote.
System,  which is based upon the factors described above and

                                                                                                                 (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------------
2.  Transactions with Affiliates                                Administrator
                                                                The Fund pays a monthly administration fee to The Nottingham
Advisor                                                         Company (the  "Administrator")  based upon the average daily
The Fund pays a monthly  advisory  fee to EARNEST  Partners,    net assets of the Fund and  calculated  at the annual  rates
LLC (the "Advisor")  based upon the average daily net assets    shown in  Schedule B provided  below,  which is subject to a
of the Fund and  calculated  at the annual rates as shown in    minimum of $2,000 per month. The Administrator also receives
Schedule A.                                                     a fee to  procure  and pay  the  custodian  for  the  Funds,
                                                                additional    compensation    for   fund    accounting   and
The Advisor has entered into a  contractual  agreement  (the    recordkeeping  services,  and  additional  compensation  for
"Expense Limitation Agreement") with the Trust, on behalf of    certain  costs   involved   with  the  daily   valuation  of
the Fund,  under  which it has agreed to waive or reduce its    securities and as reimbursement for out-of-pocket  expenses.
fees and to assume other expenses of the Fund, if necessary,    A breakdown of these fees is provided below, in Schedule B.
in amounts  that limit the Fund's total  operating  expenses
(exclusive   of   interest,   taxes,   brokerage   fees  and    Compliance Services
commissions,  extraordinary  expenses, and payments, if any,    The  Nottingham  Compliance  Services,  LLC,  a fully  owned
under  a Rule  12b-1  Plan)  to not  more  than a  specified    affiliate  of the  Administrator,  provides  services  which
percentage  of the average  daily net assets of the Fund for    assist the Trust's  Chief  Compliance  Officer in monitoring
the current fiscal year.  There can be no assurance that the    and  testing the  policies  and  procedures  of the Trust in
Expense  Limitation  Agreement  will continue in the future.    conjunction with  requirements  under Rule 38a-1 of the 1940
Subject to  approval by the Board of  Trustees,  the Advisor    Act. It receives  compensation for this service at an annual
may be able to  recoup  fees  waived  and  expenses  assumed    rate of $7,750.
during any of the previous three (3) fiscal years,  provided
that the Fund's total assets exceed $20 million and the Fund    Transfer Agent
has  reached  a   sufficient   asset  size  to  permit  such    North  Carolina  Shareholder  Services,  LLC (the  "Transfer
reimbursement  to be made  without  causing the total annual    Agent") serves as transfer, dividend paying, and shareholder
expense  ratio of the  Fund to  exceed  0.40%  as  described    servicing agent for the Fund. It receives  compensation  for
above.  The recapturable  reimbursed  expense amounts are as    its  services  at a rate of $15 per  shareholder  per  year,
follows  for the fiscal  years  ended  2004,  2005 and 2006:    subject to a minimum fee of $1,500 per month.
$195,591, $199,294 and $209,694, respectively. These amounts
are set to expire in 2007, 2008 and 2009, respectively.  The    Distributor
expense limitation percentages, as well as the Advisory fees    Capital Investment Group, Inc. (the "Distributor") serves as
waived and expenses  reimbursed  for the current fiscal year    the Fund's principal underwriter and distributor.
are included in Schedule A, provided below.
                                                                Certain Trustees and officers of the Trust are also officers
------------------------------------------------------------    of the Advisor, the Distributor or the Administrator.
Schedule A:

    Advisor Fees           Expense    Advisor
  Average Net            Limitation    Fees       Expenses
    Assets        Rate      Ratio     Waived     Reimbursed
-----------------------------------------------------------
   All assets     0.45%     0.40%     $168,913     $40,781
-----------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Schedule B:
                                                                                      Fund Accounting
                                                                    Fund             Asset Based Fees
Administration Fees (1)                    Custody Fees (2)      Accounting                                         Blue Sky
     Average Net      Annual        Average Net         Annual      Fees        Average Net         Annual       Administration
       Assets          Rate           Assets             Rate     (monthly)       Assets             Rate         Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
    On all assets     0.125%     First $100 million     0.020%     $2,250      On all assets         0.01%       $150 per state
                                  Over $100 million     0.009%
-----------------------------------------------------------------------------------------------------------------------------------
(1) Subject to minimum fees of $2,000 per month.
(2) Subject to minimum fees of$400 per month.

                                                                                                                        (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------
3.  Purchases and Sales of Investment Securities                4.  Federal Income Tax

For the fiscal year ended March 31, 2006, the aggregate cost    The tax components of capital are shown below in Table 1.
of  purchases   and  proceeds   from  sales  of   investment
securities   (excluding   short-term   securities)  were  as    Accumulated capital losses noted below represent net capital
follows:                                                        loss  carryovers  as of March 31, 2006 that may be available to offset future  realized  capital gains and thereby reduce
------------------------------------------------------------    future taxable gain  distributions.  Table 2 below shows the
                                      Proceeds from Sales of    expiration dates of the carry-forwards.
        Purchases of Securities                   Securities
------------------------------------------------------------    Other book tax  differences  in the fiscal  year ended March
               $10,259,171                    $16,953,467       31, 2006 primarily consist of post-October loss deferrals.
------------------------------------------------------------

------------------------------------------------------------
      Purchases of Long Term          Proceeds from Sales of
             U.S. Government                  Long-Term U.S.
                 Obligations          Government Obligations
------------------------------------------------------------
                $3,647,046                     $3,286,006
------------------------------------------------------------

Table 1
-----------------------------------------------------------------------------------------------------------------------------------
  Undistributed              Undistributed Long-          Accumulated Capital        Other Book to Tax        Net Tax Appreciation/
 Ordinary Income                Term Gains                     Losses                  Differences               (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
           $0                         $0                    $(609,248)                 $(259,350)                $(1,024,754)
-----------------------------------------------------------------------------------------------------------------------------------

Table 2
-----------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2006
              March 31, 2009                              March 31, 2013                               March 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------
                 $48,200                                     $141,621                                     $419,427
-----------------------------------------------------------------------------------------------------------------------------------

The aggregate  cost of  investments  and the  composition of    securities  for federal  income tax purposes as of March 31,
unrealized   appreciation  and  depreciation  of  investment    2006 are noted in Table 3.

Table 3
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Aggregate Gross                             Aggregate Gross
               Federal Tax Cost                     Unrealized Appreciation                     Unrealized Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
                $32,441,725                                    $66,631                                  $(1,091,385)
-----------------------------------------------------------------------------------------------------------------------------------

Table 4 shows the amount of dividends and distributions from    treatments for items such as net short-term gains,  realized
net  investment  income and net realized  capital  gains are    gains/(losses)  from paydowns,  deferral of wash sale losses
determined in accordance with federal income tax regulations    and capital loss carry-forwards.  Any permanent  differences
which  may  differ  from   generally   accepted   accounting    such as tax returns of capital would be reclassified against
principles.   These   differences   are  due  to   differing    capital.

Table 4
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Distributions from
For the fiscal year ended                         Ordinary Income                               Long-Term Capital Gains
-----------------------------------------------------------------------------------------------------------------------------------
                 March 31, 2006                     $1,637,947                                            $ -
-----------------------------------------------------------------------------------------------------------------------------------
                 March 31, 2005                     $1,406,195                                            $ -
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------

As a result of permanent  differences  between the financial    reclassifications, shown below in Table 5, were made for the
statement  and  income  tax  reporting   requirements,   due    year ended March 31, 2006.  These  reclassifications  had no
primarily  to  different  book and tax  treatments  of gains    effect on the net asset value of the Fund.
(losses)    on    paydown    securities,    the    following

Table 5
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Increase (Decrease) in


For the fiscal year                                       Undistributed Net                     Undistributed Net Realized
ended                       Paid-in Capital               Investment Income                        Gain on Investments
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2006                  $(468)                           $96,164                                  $(95,696)
-----------------------------------------------------------------------------------------------------------------------------------

5. Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------

For the fiscal year ended March 31,                                             2006                              2005
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
       Shares sold                                                                          300,025                       1,070,675
       Reinvested distributions                                                             130,954                          99,447
       Shares repurchased                                                                (1,060,901)                       (996,752)
Net (Decrease) Increase in Capital Shares                                                 ( 629,922)                        173,370
Shares Outstanding, Beginning of year                                                     3,705,716                       3,532,346
Shares Outstanding, End of year                                                           3,075,794                       3,705,716
-----------------------------------------------------------------------------------------------------------------------------------


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of The Nottingham Investment Trust II and the Shareholders of EARNEST Partners Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities of EARNEST Partners Fixed Income Trust, a series of shares of The Nottingham Investment Trust II (the "Fund"), including the schedule of investments, as of March 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2005 and the financial highlights for each of the four years in the period ended March 31, 2005 were audited by other auditors whose report dated April 29, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EARNEST Partners Fixed Income Trust as of March 31, 2006, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                     /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                         BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
May 5, 2006

EARNEST Partners Fixed Income Trust
Additional Information (Unaudited)

----------------------------------------------------------------------------------------------------------------------------
1. Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and    disagreements  with  Deloitte  on any  matter of  accounting
the  Advisor's  Proxy  Voting  and  Disclosure   Policy  are    principles or practices,  financial statement disclosure, or
included in Appendix B to the Fund's Statement of Additional    auditing  scope or procedure,  which  disagreements,  if not
Information and are available, without charge, upon request,    resolved to the satisfaction of Deloitte,  would have caused
by calling  1-800-773-3863.  Information  regarding  how the    it  to  make   reference  to  the  subject   matter  of  the
Fund voted proxies relating to portfolio  securities  during    disagreements  in  connection  with its  report.  At no time
the  most  recent  12-month  period  ended  June  30 will be    preceding  the  removal  of  Deloitte  did any of the events
available (1) without charge,  upon request,  by calling the    enumerated  in  paragraphs  (1)(v)(A)  through  (D) of  Item
Fund at the  number  above and (2) on the SEC's  website  at    304(a) of Regulation S-K occur.
http://www.sec.gov.
                                                                4. Additional Information about Trustees and Officers
2. Quarterly Portfolio Holdings
                                                                The  business  and  affairs of the  EARNEST  Partners  Fixed
The Fund files its complete  schedule of portfolio  holdings    Income Trust ("Fund") and The Nottingham Investment Trust II
with the SEC for the first and third quarters of each fiscal    ("Trust")  are managed  under the  direction of the Board of
year on From N-Q.  The Fund's Form N-Q is  available  on the    Trustees ("Trustees") of the Trust.  Information  concerning
SEC's website at http://www.sec.gov. You may review and make    the Trustees and officers of the Trust and Fund is set forth
copies at the SEC's  Public  Reference  Room in  Washington,    on the following page.  Generally,  each Trustee and officer
D.C. You may also obtain  copies after paying a  duplicating    serves an  indefinite  term or until  certain  circumstances
fee  by  writing  the  SEC's   Public   Reference   Section,    such as their resignation,  death, or otherwise as specified
Washington,  D.C.  20549-0102  or by  electronic  request to    in the Trust's organizational  documents. Any Trustee may be
publicinfo@sec.gov,  or is available  without  charge,  upon    removed at a meeting of  shareholders  by a vote meeting the
request, by calling the fund at 1-800-773-3863.  Information    requirements of the Trust's  organizational  documents.  The
on  the  operation  of  the  Public  Reference  Room  may be    Statement of  Additional  Information  of the Fund  includes
obtained by calling the SEC at 202-942-8090.                    additional  information  about the Trustees and officers and is available,  without  charge,  upon request by calling the
3. Change in Independent Registered Public Accounting Firm      Fund  toll-free  at  1-800-773-3863.  The  address  of  each
                                                                Trustee and officer,  unless  otherwise  indicated below, is
On March 15,  2005,  the Board of Trustees  engaged  Briggs,    116 South  Franklin  Street,  Rocky  Mount,  North  Carolina
Bunting &  Dougherty,  LLP  ("BBD")  as its new  independent    27804.   The   Independent   Trustees   received   aggregate
registered   public  accounting  firm  effective  after  the    compensation  of $4,050  during the fiscal  year ended March
completion of Deloitte & Touche LLP's audit of the March 31,    31,  2006 from the Fund for their  services  to the Fund and
2005  financial   statements.   At  no  time  preceding  the    Trust. The Interested  Trustees and officers did not receive
engagement  of BBD did the Fund  consult the firm  regarding    compensation  from the Brown Funds for their services to the
either (i) the  application  of  accounting  principles to a    Fund and Trust.
specified transaction,  either completed or proposed, or the type of audit  opinion  that might be rendered on the Fund's financial  statements,  or (ii) any  matter  that was either subject of a  disagreement  or a reportable  event,  as such terms are defined in Item 304 of Regulation S-K.

Prior  to this  date,  Deloitte  & Touche  LLP  ("Deloitte")
served as the independent  registered public accounting firm for the Trust and issued  reports  on the  Fund's  financial statements as of March 31, 2005, 2004 and 2003. Such reports did not  contain  an  adverse  opinion  or a  disclaimer  of
opinion,   nor  were  they   qualified  or  modified  as  to
uncertainty,  audit scope, or accounting  principles.  At no time  preceding  the  removal  of  Deloitte  were  there any


                                                                                                               (Continued)

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                                                           Portfolios in
                                                                                               Fund
                                             Length of                                        Complex
      Name, Age,          Positions held       Time           Principal Occupation(s)       Overseen by       Other Directorships
     And Address          with Fund/Trust     Served            During Past 5 Years           Trustee           Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------

                                                        Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 74       Trustee,          Since 1990   Retired;  previously,   President      6        Independent  Trustee of the
                          Chairman                       of   Brinson    Investment    Co.               following:   Gardner  Lewis
                                                         (personal     investments)    and               Investment  Trust  for  the
                                                         President  of Brinson  Chevrolet,               three    series   of   that
                                                         Inc. (auto dealership)                          trust;    New    Providence
                                                                                                         Investment  Trust  for  the
                                                                                                         one  series of that  trust;
                                                                                                         Hillman Capital  Management
                                                                                                         Investment  Trust  for  the
                                                                                                         two  series of that  trust;
                                                                                                         MurphyMorris     Investment
                                                                                                         Trust  for the  one  series
                                                                                                         of   that   trust;   Tilson
                                                                                                         Investment  Trust  for  the
                                                                                                         two  series of that  trust;
                                                                                                         and      The       Piedmont
                                                                                                         Investment  Trust  for  the
                                                                                                         one    series    of    that
                                                                                                         trust    (all registered
                                                                                                         investment companies)
------------------------------------------------------------------------------------------------------------------------------------
J. Buckley Strandberg, 46 Trustee           Since 1991   President  of Standard  Insurance      6                   None
                                                         and   Realty    (insurance    and
                                                         property management)
------------------------------------------------------------------------------------------------------------------------------------
James H. Speed, Jr., 52   Trustee           Since        President  and  CEO of NC  Mutual      6        Independent  Trustee of RBC
                                            September    Insurance   Company    (insurance               Funds,  Inc.  for  its  six
                                            2002         company)    since    May    2003;               series   (all    registered
                                                         President   of  Speed   Financial               investment      companies);
                                                         Group,  Inc.  (consulting/private               Member    of    Board    of
                                                         investments)  from  March 2000 to               Directors   of  NC   Mutual
                                                         April 2003                                      Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------

                                                        Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Richard K. Bryant, 46     Trustee           Trustee      President  of Capital  Investment      6                   None
Post Office Box 32249                       since        Group,  Inc.  (distributor of the
Raleigh, North Carolina                     September    Funds);    Vice    President   of
27622                                       2002         Capital    Investment    Counsel,
                                                         Inc.;    President   of   Capital
                                                         Investment    Brokerage,     Inc.
                                                         (broker/dealer     firm);     and
                                                         President   of  N.C.   Securities
                                                         Association                (trade
                                                         organization);   Trustee  of  the
                                                         Trust   since   September   2002;
                                                         previously,  Trustee of the Trust
                                                         from 1990 until June 2002
------------------------------------------------------------------------------------------------------------------------------------
Keith A. Lee, 46          Trustee; Vice     Trustee      Senior  Vice  President  of Brown      6                   None
1201 N. Calvert Street    President and     since  June  Capital     Management,      Inc.
Baltimore, Maryland 21202 Principal         2002;        (advisor  of  the  Brown  Capital
                          Executive         Vice         Management    Funds)   and   Vice
                          Officer,     the  President    President  of the  Brown  Capital
                          Brown    Capital  since        Management Funds;  Trustee of the
                          Management Funds  1992;        Trust since June 2002
                                            Principal
                                            Executive
                                            Officer
                                            since 2002
-----------------------------------------------------------------------------------------------------------------------------------

*Basis of  Interestedness.  Mr. Bryant is an Interested  Trustee  because he is an officer of Capital  Investment  Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        (Continued)

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Number of
                                                                                             Portfolios in
                                                                                                 Fund
                                               Length of                                        Complex
      Name, Age,            Positions held       Time           Principal Occupation(s)       Overseen by       Other Directorships
     And Address            with Fund/Trust     Served            During Past 5 Years           Trustee           Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------

                                                                Other Officers
------------------------------------------------------------------------------------------------------------------------------------
Eddie C. Brown, 65           President, the    Since 1992   President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street       Brown Capital                  Management,   Inc.;   previously,
Baltimore, Maryland  21202   Management Funds               Trustee  of the  Trust  from 1992
                                                            until June 2002
------------------------------------------------------------------------------------------------------------------------------------
R. Mark Fields, 53           Vice President,   Since 1992   Partner of EARNEST Partners,  LLC       n/a                    n/a
119 S. President Street      EARNEST                        (advisor of the EARNEST  Partners
2nd Floor                    Partners Fixed                 Fixed Income Trust and  successor
Jackson, Mississippi 39201   Income Trust                   by merger with  EARNEST  Partners
                                                            Limited, LLC), since 1999
-----------------------------------------------------------------------------------------------------------------------------------
Douglas S. Folk, 45          President and     Since 2004   Partner and Portfolio  Manager of       n/a                    n/a
1180 Peachtree Street        Principal                      EARNEST      Partners,       LLC,
Suite 2300                   Executive                      (successor    by   merger    with
Atlanta, Georgia  30309      Officer,                       EARNEST  Partners  Limited,  LLC)
                             EARNEST                        since 1999
                             Partners Fixed
                             Income Trust
------------------------------------------------------------------------------------------------------------------------------------
John M. Friedman, 62         Vice President,   Since 1992   Partner and Portfolio  Manager of       n/a                    n/a
1180 Peachtree Street        EARNEST                        EARNEST      Partners,       LLC,
Suite 2300                   Partners Fixed                 (successor    by   merger    with
Atlanta, Georgia  30309      Income Trust                   EARNEST  Partners  Limited,  LLC)
                                                            since 1999
------------------------------------------------------------------------------------------------------------------------------------
Tracey L. Hendricks, 38      Treasurer,        Since 2004   Vice   President   of   Financial       n/a                    n/a
                             Assistant                      Reporting,  Tax,  Internal Audit,
                             Secretary, and                 and  Compliance of The Nottingham
                             Principal                      Company   (administrator  to  the
                             Financial                      Fund)  since  2004;   previously,
                             Officer                        Vice    President    of   Special
                                                            Projects   of   The    Nottingham
                                                            Company from 2000 to 2004
-----------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters, 37        Secretary,        Since 2004   Vice President, Compliance              n/a                    n/a
                             Assistant                      Administration  of The Nottingham
                             Treasurer, and                 Company since 1998
                             Chief
                             Compliance
                             Officer
-----------------------------------------------------------------------------------------------------------------------------------

EARNEST Partners Fixed Income Trust
is a series of
The Nottingham Investment Trust II








For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       EARNEST Partners Limited, LLC
116 South Franklin Street                     1180 Peachtree Street, Suite 2300
Rocky Mount, North Carolina 27804             Atlanta, Georgia 30309

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-800-322-0068

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              earnestpartners.com





EARNEST PARTNERS
[LOGO HERE]

Annual Report 2006





                                                                  Balanced Fund
                                                                    Equity Fund
                                                             Small Company Fund
                                                      International Equity Fund
                                                                   Mid-Cap Fund
                                                                 March 31, 2006




[BCM LOGO HERE]
  BROWN CAPITAL MANAGEMENT







This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 South Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

Table of Contents

Balanced Fund..................................................................4
Equity Fund....................................................................9
Small Company Fund............................................................14
International Equity Fund.....................................................19
Mid-Cap Fund..................................................................24
Statements of Assets and Liabilities..........................................30
Statements of Operations......................................................31
Statements of Changes in Net Assets...........................................32
Financial Highlights..........................................................34
Notes to Financial Statements.................................................37

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Brown Capital Management Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk. In addition to the risks above, which are applicable to all the funds, the Balanced Fund has credit risk, interest rate risk, maturity risk and investment-grade securities risk; the Small Company Fund has small companies risk; the International Equity Fund has emerging market risk, currency risk, Euro risk, political/economic risk, regulatory risk and transaction cost risk; and the Mid-Cap Fund has mid-cap companies risk. More information about these risks can be found in the Funds' prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An n investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.

--------------------------------------------------------------------------------

Regarding the Brown Capital Management Balanced Fund, Equity Fund, Mid-Cap Fund and International Equity Fund:

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about May 30, 2006.

For More Information on Your Brown Capital Management (BCM) Mutual Funds:

              See Our Web site @ www.browncapital.com
                       or
              Call Our Shareholder Services Group Toll-Free at 1-877-892-4BCM,
                                                               (1-877-892-4226)

The Brown Capital Management Balanced Fund

Performance

Your Balanced Fund trailed the broad market index as measured by the S&P 500 Total Return Index by 0.63% for the Fund's fiscal year ending March 31, 2006, but outpaced the Weighted 75% S&P 500 Total Return Index and 25% Lehman Government/Credit Index by 1.8% for the same period. You Fund trailed its 382 peer funds in the Lipper Flexible Portfolio Funds Index earning a 54th percentile ranking. Since your Fund is an aggressively weighted Balanced Fund, performance is most often driven by the equity portion of your portfolio that maintains a weighting of 75% compared to the fixed income weighting of 25%. Balanced funds that are more traditional maintain equity weightings of 50%-60% and fixed income weightings of 40%-50%. Importantly, the equity portion of your portfolio is similar to the Brown Capital Management Equity Fund.

Portfolio Review

Improved performance in the Equity Fund contributed favorably to your Balanced Fund's performance (additional information on the equity portion of your Fund may be found in the Portfolio Review section of the Equity Fund annual report). Unlike last year, the fixed income portion of your Balanced Fund modestly detracted from performance. The need to reinvest maturing bonds in a lower interest rate environment resulted in a shortened yield to maturity and a slightly reduced coupon. Consistent with the Balanced Fund's objective, income is secondary and the fixed income portion of your portfolio is most successful when reducing your Fund's overall volatility.

Outlook

We are confident in the outlook for your Balanced Fund. As discussed in the Equity Fund report, we are working to improve the elements of our investment process most useful in identifying possible exceptional "Growth at a Reasonable Price" stocks. Given the sizeable equity weighting of your Balanced Fund, it is imperative that our stock selection produces favorable long-term performance. We believe your Fund is favorably positioned to achieve this while maintaining high quality fixed income exposure that will reduce volatility year over year. We recognize that our Balanced Fund investors often seek broad market returns, with lesser risk. It is our steadfast belief that the equity and fixed income weightings in your Fund should enable this type of risk/reward trade-off to occur today and into the future.

The Brown Capital Management Balanced Fund

Performance Update - $10,000 Investment (Unaudited)

For the period from March 31, 1996 to March 31, 2006

-------------------------------------------------------------------- --------------------------------------------------------------
    [LINE GRAPH HERE]                                                Performance Returns for the periods ended March 31, 2006.
                                                                     --------------------------------------------------------------
          The Brown      Lehman               75% S&P 500 Total      Average Annual                     One        Five      Ten
           Capital      Brothers    S&P 500     Return Index         Total Returns                      Year       Year      Year
          Management   Government    Total     & 25% Lehman          ------------------------------- ---------- ---------- --------
           Balanced      Credit      Return  Brothers Government     The Brown Capital Management
             Fund        Index       Index      Credit Index         Balanced Fund                     11.09%      1.15%     4.98%
             ----        -----       -----   --------------------    ------------------------------- ---------- -------------------
                                                                     Cumulative Total                   Ten       Final Value of
3/31/1996 $ 12,704     $ 11,092    $ 13,210      $ 12,680            Investment Returns                 Year     $10,000 Investment
3/31/1997   13,597       11,608      15,829        14,774            ------------------------------- ---------- -------------------
3/31/1998   18,518       13,047      23,427        20,832            The Brown Capital Management
3/31/1999   20,182       13,899      27,751        24,288            Balanced Fund                     62.55%         $16,255
3/31/2000   21,842       14,133      32,730        28,081            ------------------------------- ---------- -------------------
3/31/2001   19,508       15,917      25,635        23,206            S&P 500 Total Return Index        135.74%        $23,574
3/31/2002   19,089       16,626      25,697        23,429            ------------------------------- ---------- -------------------
3/31/2003   14,918       18,849      19,334        19,213            Lehman Brothers Government
3/31/2004   19,133       20,009      26,124        24,595            Credit Index                       84.79%        $18,479
3/31/2005   18,589       20,090      27,873        25,927            ------------------------------- ---------- -------------------
3/31/2006   16,255       18,479      23,574        22,300            75% S&P 500 Total Return Index
                                                                     & 25% Lehman Brothers
                                                                     Government Credit Index           123.00%        $22,300
------------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000 at March 31, 1996. All dividends and distributions  are reinvested.  This graph depicts the  performance  of The Brown  Capital  Management  Balanced Fund (the "Fund")  versus S&P 500 Total Return  Index,  Lehman
Brothers  Government Credit Index, and a combined index of 75% S&P 500 Total Return Index and 25% Lehman Brothers  Government Credit
Index.  It is  important  to note that the Fund is a  professionally  managed  mutual fund while the indices are not  available  for investment and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

Expense Example                              Beginning Account Value         Ending Account Value              Expenses Paid
                                                 October 1, 2005                March 31, 2006                During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00                     $1,070.70                        $6.20
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000.00                     $1,018.95                        $6.04
------------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.20%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

The Brown Capital Management Balanced Fund

Schedule of Investments


As of March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                        Shares        (Note 1)                                            Shares         (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 73.92%                                               Health Care Equipment & Services - 8.34%
                                                                     *  Caremark Rx, Inc.                  2,000      $      98,360
Banks - 1.84%                                                        *  Covance Inc.                         800             47,000
  Bank of America Corporation           5,300       $    241,362     *  Express Scripts, Inc.              1,200            105,480
                                                    ------------
                                                                     *  Resmed Inc.                        3,600            158,328
Capital Goods - 4.73%                                                *  Respironics Inc.                   3,700            143,967
  Danaher Corporation                   4,200            266,910     *  St. Jude Medical Inc.              2,800            114,800
  Fastenal Company                      3,516            166,447        Stryker Corporation                2,120             94,001
  Joy Global Inc.                       3,150            188,275        UnitedHealth Group Incorporated    2,500            139,650
                                                    ------------     *  WellPoint Inc.                     2,500            193,575
                                                         621,632                                                      -------------
                                                    ------------                                                          1,095,161
Consumer Durables & Apparel - 2.73%                                                                                   -------------
* Coach, Inc.                           4,090            141,432     Household & Personal Products - 3.16%
  DR Horton Inc.                        2,900             96,338        The Procter & Gamble Company       7,200            414,864
  Fortune Brands, Inc.                  1,500            120,945                                                      -------------
                                                    ------------
                                                         358,715     Insurance - 2.27%
                                                    ------------        American International
Consumer Services - 3.30%                                                  Group, Inc.                     4,500            297,405
* Apollo Group, Inc.                    1,200             63,012                                                      -------------
  Carnival Corporation                  3,100            146,847
  Marriott International, Inc.          1,500            102,900     Pharmaceuticals & Biotechnology - 6.20%
* Starbucks Corp.                       3,200            120,448     *  Amgen, Inc.                        3,160            229,890
                                                    ------------     *  Celgene Corporation                4,200            185,724
                                                         433,207        Eli Lilly & Company                2,100            116,130
                                                    ------------     *  Genentech, Inc.                      500             42,255
Diversified Financial Services - 5.27%                               *  Genzyme Corporation                1,900            127,718
  American Express Company              3,700            194,435     *  Gilead Sciences, Inc.              1,800            111,996
  Ameriprise Financial Inc.             2,340            105,440                                                      -------------
  Investors Financial                                                                                                       813,713
      Services Corp.                    3,000            140,610                                                      -------------
  Legg Mason, Inc.                        885            110,917     Retailing - 7.48%
  T. Rowe Price Group Inc.              1,795            140,387        Advance Auto Parts, Inc.           2,250             93,690
                                                    ------------        Best Buy Co., Inc.                 3,650            204,145
                                                         691,789     *  Dick's Sporting Goods, Inc.        3,300            130,911
                                                    ------------     *  eBay Inc.                          2,400             93,744
Energy - 6.05%                                                          Home Depot, Inc.                   2,100             88,830
  Arch Coal, Inc.                       1,100             83,534        Nordstrom, Inc.                    3,300            129,294
  Diamond Offshore Drilling, Inc.       2,400            214,800        Staples, Inc.                      6,200            158,224
u Noble Corporation                       800             64,880        Target Corporation                 1,600             83,216
u Schlumberger Limited                  1,400            177,198                                                      -------------
* Transocean Inc.                       1,800            144,540                                                            982,054
  XTO Energy, Inc.                      2,500            108,925                                                      -------------
                                                    ------------
                                                         793,877     Semiconductors & Semiconductor Equipment - 2.60%
                                                    ------------        Applied Materials, Inc.            5,810            101,733
Food & Staples Retailing - 1.27%                                        Maxim Integrated Products, Inc.    2,200             81,730
  Walgreen Co.                          2,800            120,764        Texas Instruments, Inc.            4,880            158,454
  Whole Foods Market, Inc.                700             46,508                                                      -------------
                                                    ------------                                                            341,917
                                                         167,272                                                      -------------
                                                    ------------
Food, Beverage & Tobacco - 1.01%
  PepsiCo., Inc.                        2,300            132,917
                                                    ------------



                                                                  6                                                     (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments


As of March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                        Shares        (Note 1)                                            Shares         (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          U.S. GOVERNMENT OBLIGATIONS - 16.96%

Software & Services - 8.33%                                             United States Treasury Bills
u Accenture Ltd.                        4,700       $    141,329           4.380%, 04/06/2006       $  1,100,000      $   1,099,603
* Adobe Systems, Inc                    2,700             94,284        United States Treasury Notes
* Broadcom Corporation                  3,000            129,480           4.625%, 02/29/08              330,000            328,672
  CA Inc.                               3,200             87,072           4.500%, 02/28/11              330,000            325,192
* Electronic Arts Inc.                  2,400            131,328           4.500%, 02/15/16              330,000            320,950
* Google Inc.                             200             78,000           8.000%, 11/15/21               20,000             26,272
  Microsoft Corporation                10,120            275,365           6.250%, 08/15/23               20,000             22,683
* Oracle Corporation                    9,800            134,162           4.500%, 02/15/36              110,000            103,211
* Yahoo! Inc.                             700             22,582                                                      -------------
                                                    ------------
                                                       1,093,602     Total U.S. Government Obligations
                                                    ------------        (Cost $2,229,227)                                 2,226,583
Technology Hardware & Equipment - 8.02%                                                                               -------------
* Apple Computer, Inc.                  2,700            169,344
* Cisco Systems, Inc.                   8,340            180,728     CORPORATE OBLIGATIONS - 7.11%
* EMC Corporation                      11,170            152,247
* Jabil Circuit, Inc.                   5,710            244,731        Boston Edison Company
* Juniper Networks, Inc.                4,300             82,216           7.800%, 05/15/10               60,000             65,273
* Network Appliance, Inc.               1,500             54,045        Coca-Cola Company
* SanDisk Corp.                         1,000             57,520           5.750%, 03/15/11              200,000            203,515
* Zebra Technologies Corp.              2,500            111,800        Dow Chemical
                                                    ------------           7.375%, 11/01/29              170,000            196,197
                                                       1,052,631        Dow Chemical Capital Debenture
                                                    ------------           9.200%, 06/01/10               15,000             16,960
Transportation - 1.32%                                                  ITT Corporation
  Norfolk Southern Corporation          3,200            173,024           7.375%, 11/15/15               95,000            102,600
                                                    ------------        Nalco Chemical
                                                                           6.250%, 05/15/08               50,000             50,562
Total Common Stocks (Cost $8,173,836)                  9,705,142        Sears Roebuck Acceptance
                                                    ------------           7.000%, 02/01/11              170,000            169,371
                                                                        Time Warner Company, Inc.
INVESTMENT COMPANY - 2.71%                                                 9.150%, 02/01/23               35,000             42,083
  Evergreen Institutional Money Market Fund                             Wal-Mart Stores, Inc.
     (Cost $355,587)                  355,587            355,587           8.070%, 12/21/12               80,000             86,506
                                                    ------------                                                      -------------

                                                                     Total Corporate Obligations
                                                                        (Cost $884,412)                                     933,067
                                                                                                                      -------------

                                                                     Total Investments
                                                                        (Cost $11,643,062) - 10                       $  13,220,379
                                                                     Liabilities in Excess of Other Assets - (0.70%)        (91,271)
                                                                                                                      -------------
                                                                     Net Assets - 100.00%                             $  13,129,108
                                                                                                                      =============


                                                                  7                                                     (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments


As of March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------    ----------------------------------------------------------------

*  Non-income producing investment.
u  American Depositary Receipts.


The following acronym is used in this portfolio:

Ltd. - Limited (Various)


Summary of Investments by Industry
                                          % of Net       Market
Industry                                   Assets        Value
----------------------------------------------------------------
Banks                                       1.84%   $    241,362
Capital Goods                               4.73%        621,632
Consumer Durables & Apparel                 2.73%        358,715
Consumer Services                           3.30%        433,207
Corporate Obligations                       7.11%        933,067
Diversified Financial Services              5.27%        691,789
Energy                                      6.05%        793,877
Food & Staples Retailing                    1.27%        167,272
Food, Beverage & Tobacco                    1.01%        132,917
Health Care Equipment & Services            8.34%      1,095,161
Household & Personal Products               3.16%        414,864
Insurance                                   2.27%        297,405
Investment Company                          2.71%        355,587
Pharmaceuticals & Biotechnology             6.20%        813,713
Retailing                                   7.48%        982,054
Semiconductors &
    Semiconductor Equipment                 2.60%        341,917
Software & Services                         8.33%      1,093,602
Technology Hardware & Equipment             8.02%      1,052,631
Transportation                              1.32%        173,024
U.S. Government Obligations                16.96%      2,226,583
----------------------------------------------------------------
                                          100.70%   $ 13,220,379





See Notes to Financial Statements

The Brown Capital Management Equity Fund

Performance

The Equity Fund, focused on investing in large cap growth companies at reasonable prices, outpaced both broad market and stylized indices in the fiscal year ending March 31, 2006 primarily due to stock selection. Your Fund outpaced the broad market index, the Standard & Poor's 500 Total Return Index (S&P 500), by 1.91% and the stylized index, the Russell 1000 Growth Index, by 0.49% over the same period. Your Fund trailed industry peers as ranked by Mornigstar and Lipper. The Fund was in the 59th percentile out of 1630 mutual funds in Morningstar's Large Cap Growth Category and in the 55th percentile out of 694 mutual funds in Lipper's Large Cap Growth Equity Fund Index.

Portfolio Review

As Growth at a Reasonable Price (GARP) investors, your Fund's long-term record is typically the result of sound stock selection. As indicated by trailing performance when compared to broad market and stylized indices, as well as the appropriate peer groups, your Fund's longer term performance remains sub-par primarily because of very difficult years in 1999 and 2004. Thankfully, our investment philosophy and process date back to the firm's inception in 1983, resulting in useful insights that help us identify stocks with above-average potential over long periods. That experience helped us deliver improved performance this year.

The S&P 500 delivered solid performance over the past year. The sectors contributing most to its success were Financials, Energy and Consumer Discretionary. In an environment where value stocks outperformed growth stocks as evidenced by the 13.31% return of the Russell 1000 Value compared to the 13.14% return of the Russell 1000 Growth, your Fund posted solid returns. The sectors leading to outperformance over the broad market index were Energy, Consumer Discretionary and Industrials. One of our lessons learned in the recent past was the need to identify growth companies in "untraditional" areas. Historically, it was unlikely that we would expect to find names that satisfy our GARP criteria in the Energy sector. Despite being underweight this sector, compared to the benchmark, our stock selection drove significant outperformance that contributed favorably to your annual return. Conversely, as a growth manager we were more likely to find traditional GARP names in the Consumer Discretionary sector. We were overweight this sector compared to the benchmark which also contributed favorably to your annual return.

Quantifying results against industry peers is far more difficult and even less precise. We believe that a commitment to our time-tested approach ultimately dictates our competitiveness against industry peers, not positioning ourselves to competitive products. It is an approach that has long served us well.

Outlook

You can be confident that we will remain disciplined GARP investors but continue to make the extra effort needed to build on our improved record. We know that is a very competitive asset class as evidenced by the increasing number of "peer" managers. There were only 308 managers in Morningstar's Large Growth Category in

1995, while today there are over 1,700. Importantly, fewer "active" managers outpace the broad market benchmark annually making indexing an attractive alternative for many. While this decision by investors is logical, we remain convinced that active management continues to be useful for investors willing to incur risk for reward. Our firm was built on this premise and continues to believe, as evidenced by our launch of your Fund in 1992, that true investors are rewarded in the long run.

The Brown Capital Management Equity Fund

Performance Update - $10,000 Investment (Unaudited)

For the period from March 31, 1996 to March 31, 2006

---------------------------------------------------------------------- ------------------------------------------------------------
[LINE GRAPH HERE]                                                      Performance Returns for the periods ended March 31, 2006.
                                                                       -------------------------------------------------------------
                         The Brown Capital         S&P 500 Total       Average Annual                  One        Five       Ten
                      Management Equity Fund       Return Index        Total Returns                   Year       Year       Year
                      ----------------------       ------------        ----------------------------- ---------- ---------- ---------
   3/31/1996              $   10,000              $   10,000           The Brown Capital Management
   3/31/1997                  10,891                  11,983           Equity Fund                     13.63%     (0.22)%     4.86%
   3/31/1998                  15,758                  17,734           ----------------------------- ---------- ---------- ---------
   3/31/1999                  17,229                  21,008
   3/31/2000                  19,539                  24,777           Cumulative Total                Ten         Final Value of
   3/31/2001                  16,246                  19,406           Investment Returns              Year      $10,000 Investment
   3/31/2002                  15,600                  19,453           ----------------------------- ---------- --------------------
   3/31/2003                  10,858                  14,636           The Brown Capital
   3/31/2004                  14,782                  19,776           Management Equity Fund          60.67%          $16,067
   3/31/2005                  14,140                  21,100           ----------------------------- ---------- --------------------
   3/31/2006                  16,067                  23,574
                                                                       S&P 500 Total Return Index     135.74%          $23,574
                                                                       -------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000 at March 31, 1996. All dividends and distributions  are reinvested.  This graph depicts the  performance  of The Brown Capital  Management  Equity Fund (the "Fund")  versus the S&P 500 Total Return  Index.  It is important to note that the Fund is a  professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

                                              Beginning Account Value         Ending Account Value             Expenses Paid
Expense Example                                   October 1, 2005                March 31, 2006                During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000.00                     $1,086.90                        $6.24
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000.00                     $1,018.95                        $6.04
------------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.20%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

The Brown Capital Management Equity Fund

Schedule of Investments


As of March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                        Shares        (Note 1)                                            Shares         (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 98.06%                                               Health Care Equipment & Services - 11.13%
                                                                     *  Caremark Rx, Inc.                  3,000       $    147,540
Banks - 2.41%                                                        *  Covance Inc.                       1,200             70,500
  Bank of America Corporation           7,500       $    341,550     *  Express Scripts Inc.               1,700            149,430
                                                    ------------
                                                                     *  Resmed Inc.                        5,100            224,298
Capital Goods - 5.26%                                                *  Respironics, Inc.                  5,200            202,332
  Danaher Corporation                   6,100            387,655     *  St. Jude Medical, Inc.             4,200            172,200
  Fastenal Company                      5,128            242,760        Stryker Corporation                3,200            141,888
  Joy Global Inc                        1,950            116,551        UnitedHealth Group Incorporated    3,600            201,096
                                                    ------------     *  WellPoint Inc.                     3,500            271,005
                                                         746,966                                                       ------------
                                                    ------------                                                          1,580,289
Consumer Durables & Apparel - 3.55%                                                                                    ------------
* Coach, Inc.                           5,190            179,470     Household & Personal Products - 3.86%
  D.R. Horton, Inc.                     4,200            139,524        The Procter & Gamble Company       9,500            547,390
  Fortune Brands, Inc.                  2,300            185,449                                                       ------------
                                                    ------------
                                                         504,443     Insurance - 3.03%
                                                    ------------        American International
Consumer Services - 4.43%                                                  Group, Inc.                     6,500            429,585
* Apollo Group, Inc.                    1,900             99,769                                                       ------------
  Carnival Corporation                  4,420            209,375
  Marriott International, Inc.          2,200            150,920     Pharmaceuticals & Biotechnology - 8.62%
* Starbucks Corporation                 4,500            169,380     *  Amgen, Inc.                        4,800            349,200
                                                    ------------     *  Celgene Corporation                5,800            256,476
                                                         629,444        Eli Lilly & Company                3,400            188,020
                                                    ------------     *  Genentech, Inc.                      700             59,157
Diversified Financials - 6.97%                                       *  Genzyme Corporation                3,100            208,382
  American Express Company              4,400            231,220     *  Gilead Sciences, Inc.              2,600            161,772
  Ameriprise Financial Inc.             3,300            148,698                                                       ------------
  Investors Financial                                                                                                     1,223,007
     Services Corp.                     4,400            206,228                                                       ------------
  Legg Mason, Inc.                      1,350            169,196     Retailing - 9.90%
  T. Rowe Price Group Inc.              3,000            234,630        Advance Auto Parts, Inc.           3,300            137,412
                                                    ------------        Best Buy Co., Inc.                 5,150            288,039
                                                         989,972     *  Dick's Sporting Goods, Inc.        4,800            190,416
                                                    ------------     *  eBay Inc.                          2,600            101,556
                                                                        Home Depot, Inc.                   3,200            135,360
Energy - 8.22%                                                          Nordstrom, Inc.                    4,900            191,982
  Arch Coal, Inc.                       1,600            121,504        Staples, Inc.                      9,250            236,060
  Diamond Offshore Drilling, Inc.       3,700            331,150        Target Corporation                 2,400            124,824
u Noble Corporation                     1,200             97,320                                                       ------------
u Schlumberger Limited                  2,000            253,140                                                          1,405,649
u*Transocean Inc.                       2,600            208,780                                                       ------------
  XTO Energy, Inc.                      3,566            155,371
                                                    ------------
                                                       1,167,265     Semiconductors & Semiconductor Equipment - 3.24%
                                                    ------------        Applied Materials, Inc.            9,500            166,345
Food & Staples Retailing - 1.74%                                        Maxim Integrated Products, Inc.    3,100            115,165
  Walgreen Co.                          4,200            181,146        Texas Instruments, Inc.            5,500            178,585
  Whole Food Market, Inc.               1,000             66,440                                                       ------------
                                                    ------------                                                            460,095
                                                         247,586                                                       ------------
                                                    ------------
Food, Beverage & Tobacco - 1.47%
  PepsiCo, Inc.                         3,600            208,044
                                                    ------------


                                                                 12                                                     (Continued)

The Brown Capital Management Equity Fund

Schedule of Investments


As of March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                        Shares        (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          The following acronym is used in this portfolio:

Software & Services - 12.46%                                         Ltd. - Limited (Various)
u Accenture Ltd.                        6,800       $    204,476
* Adobe Systems, Inc                    5,400            188,568
* Broadcom Corporation                  4,350            187,746
  CA Inc.                               4,700            127,887     Summary of Investments by Industry
* Electronic Arts Inc.                  3,900            213,408                                         % of Net         Market
* Google Inc.                             300            117,000     Industry                             Assets          Value
  Microsoft Corporation                15,500            421,755     ---------------------------------------------------------------
* Oracle Corporation                   14,700            201,243     Banks                                 2.41%       $    341,550
* Yahoo! Inc.                           3,300            106,458     Capital Goods                         5.26%            746,966
                                                    ------------     Consumer Durables & Apparel           3.55%            504,443
                                                       1,768,541     Consumer Services                     4.43%            629,444
                                                    ------------     Diversified Financials                6.97%            989,972
Technology Hardware & Equipment - 10.02%                             Energy                                8.22%          1,167,265
* Apple Computer, Inc.                  4,000            250,880     Food & Staples Retailing              1.74%            247,586
* Cisco Systems, Inc.                  11,900            257,873     Food, Beverage & Tobacco              1.47%            208,044
* EMC Corporation                      17,000            231,710     Health Care Equipment & Services     11.13%          1,580,289
* Jabil Circuit, Inc.                   8,800            377,168     Household & Personal Products         3.86%            547,390
* Juniper Networks, Inc.                2,700             51,624     Insurance                             3.03%            429,585
* Network Appliance, Inc.               2,200             79,266     Investment Company                    2.95%            418,076
* Zebra Technologies Corp.              3,900            174,408     Pharmaceuticals & Biotechnology       8.62%          1,223,007
                                                    ------------     Retailing                             9.90%          1,405,649
                                                       1,422,929     Semiconductors & Semiconductor
                                                    ------------        Equipment                          3.24%            460,095
Transportation - 1.75%                                               Software & Services                  12.46%          1,768,541
  Norfolk Southern Corporation          4,600            248,722     Technology Hardware & Equipment      10.02%          1,422,929
                                                    ------------     Transportation                        1.75%            248,722
                                                                     --------------------------------------------------------------
Total Common Stocks (Cost $11,750,941)                13,921,477     Total                               101.01%       $ 14,339,553
                                                    ------------

INVESTMENT COMPANY - 2.95%
  Evergreen Institutional Money Market Fund
     (Cost $418,076)                  418,076            418,076
                                                    ------------

Total Investments (Cost $12,169,017) - 101.01%      $ 14,339,553
Liabilities in Excess of Other Assets - (1.01%)         (143,738)
                                                    ------------

Net Assets - 100.00%                                $ 14,195,815
                                                    ============

* Non-income producing investment.

u American Depositary Receipts.



See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Performance

Your Small Company Fund outpaced the broad market and stylized index for your Fund's fiscal year ending March 31, 2006. The reason for the outperformance was stock selection. Your Fund beat the broad market, as measured by the S& P 500 Total Return Index, by 17.35% and the stylized small cap growth index, the Russell 2000 Growth Index, by 1.23%. The results are also improving when compared to the Fund's peers as it earned a 25th percentile ranking in both the Morningstar's Small Growth Category, which is comprised of 781 funds, and Lipper's Small Cap Growth Fund Index, which is comprised of 538 funds. We are very pleased that the Fund broke a three-year period of underperformance, primarily through a steadfast commitment to companies that, at one time, drove the aforementioned underperformance.

Portfolio Review

We restate the following annually, but given the uniqueness of our investment approach it is worth repeating. As many of our investors understand, we are not benchmark oriented and do not seek to construct a portfolio using traditional definitions or guidelines. While we are justifiably categorized as a small "cap" growth manager, our efforts to unearth exceptional small companies with the wherewithal to become exceptional large companies has nothing to do with capitalization. We believe that small companies are better-measured using operating revenue. Most small cap growth managers place sector and security "bets" against a stylized benchmark like the Russell 2000 Growth Index. We believe that exceptional small companies may not appear in a conventional index, let alone be properly categorized making sector or security "bets" useless. We focus on investing in companies that we believe will deliver exceptional returns over long periods. While we are fundamentally different, we understand that as an active manager, we are compared to conventional benchmarks and peer groups. Thanks to the uniqueness of our approach, it should be no surprise that we do not communicate our successes or failures in conventional terms.

Stock selection will always drive your Fund's performance. For some time we awaited the return of capital spending to boost the companies in our Business Services (24%) and Information/Knowledge Management (14%) sectors. We view many of the companies we own in these areas as producers of mission critical systems. In the turbulent economic environments of recent years, companies did their best to quantify the true value these systems added given budget tightening. Pursuant to their research, and more favorable economic conditions, corporate spending returned and companies that provide true mission critical systems and solutions for these organizations benefited, in turn, so did your Fund. The remaining sectors, Medical/Healthcare (21%), Industrial Products & Systems (21%) and Consumer Related (12%) were all contributors. The fact that our improved performance was so broad-based supports our belief that your Fund is, and was, healthy across all sectors as there was concern during our periods of underperformance that either our investment process or companies in the portfolio were fundamentally flawed. Additionally, a number of holdings were acquired out of the portfolio at significant premiums: Advanced Neuromodulation Systems, Concord Communications and Cuno, Inc. This is reminiscent of a trend that preceded our recent period of underperformance. While we do not buy exceptional small companies with the expectation that they will be bought out of your Fund, we have benefited historically from this type of activity.

Outlook

We are pleased with the improving performance of your Fund but recognize that performance in recent years met neither your expectations nor our own. There is still much work to be done. While it is early, we believe that our improvement can be attributed partially to lessons learned as well as remaining committed to the elements of our process that continue to make us unique. We believe that the longer-term performance of your Fund is evidence that investing in small companies, not small "caps," continues to have merit and we appreciate the patience and confidence you displayed by remaining a shareholder.

The Brown Capital Management Small Company Fund

Performance Update - $10,000 Investment (Unaudited)

For the period from March 31, 1996 to March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPH HERE]                                                   Performance Returns for the periods ended March 31, 2006.
                                                                    ---------------------------------------------------------------

                 The Brown Capital                                  Average Annual                     One        Five       Ten
                 Management Small   Russell 2000   Russell 2000     Total Returns                      Year       Year       Year
                  Company Fund         Index       Growth Index     ---------------------------------------------------------------
                  ------------         -----       ------------     The Brown Capital
  3/31/1996        $ 10,000         $ 10,000        $ 10,000        Management Small
  3/31/1997          10,156           10,517           9,418        Company Fund                      29.07%      5.28%    10.73%
  3/31/1998          14,406           14,943          13,296        ---------------------------------------------------------------
  3/31/1999          13,503           12,524          11,828
  3/31/2000          24,150           17,210          18,812        Cumulative Total                   Ten         Final Value of
  3/31/2001          21,423           14,588          11,323        Investment Returns                 Year      $10,000 Investment
  3/31/2002          26,934           16,652          11,883        ---------------------------------------------------------------
  3/31/2003          15,897           12,163           8,125        The Brown Capital Management
  3/31/2004          23,988           19,927          13,257        Small Company Fund                  177.13%         $27,713
  3/31/2005          21,471           21,021          13,373        ---------------------------------------------------------------
  3/31/2006          27,713           26,472          17,095        Russell 2000 Index                  164.72%         $26,472
                                                                    ---------------------------------------------------------------
                                                                    Russell 2000 Growth Index           70.95%          $17,095
-----------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000 at March 31, 1996. All dividends and distributions  are reinvested.  This graph depicts the  performance  of The Brown  Capital  Management  Small  Company Fund (the "Fund")  versus the Russell 2000 Index and the
Russell 2000 Growth Index. It is important to note that the Fund is a  professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.
Therefore,  investments  in the Fund may involve a greater  degree of risk than  investments in other mutual funds that seek capital growth by investing in larger, more established companies.

Fund Expenses (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

                                          Beginning Account Value         Ending Account Value             Expenses Paid
Expense Example                               October 1, 2005                March 31, 2006                During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00                     $1,124.72                        $6.30
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before
expenses)                                        $1,000.00                     $1,019.00                        $5.99
------------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.19%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

The Brown Capital Management Small Company Fund

Schedule of Investments


As of March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                       Shares         (Note 1)                                            Shares         (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 97.51%                                               Medical/Health Care - 20.76%
                                                                     *  Accelrys, Inc.                   866,553       $  6,299,840
Business Services - 23.91%                                           *  Affymetrix, Inc.                 312,300         10,284,039
  Acxiom Corporation                  437,900       $ 11,315,336     *  Bruker Biosciences Corporation   760,400          4,106,160
  Catalina Marketing Corporation       71,000          1,640,100        Diagnostic Products Corporation  168,000          8,001,840
* Concur Technologies Inc.          1,039,215         19,256,654     *  Kensey Nash Corporation          274,000          7,836,400
  Fair Isaac Corporation              233,825          9,264,146     *  Molecular Devices Corporation    324,450         10,758,762
* Macrovision Corporation             742,245         16,440,727     *  Pharmacopeia, Inc.               452,276          2,681,997
* Nuance Communications, Inc.         308,524          3,643,668     *  Serologicals Corporation         708,400         17,327,464
* PDI, Inc.                           141,300          1,648,971     *  Techne Corporation               192,750         11,591,985
* SPSS Inc.                           454,400         14,386,304     *  Ventana Medical Systems, Inc.     80,400          3,358,308
  TALX Corporation                    279,200          7,951,616                                                       ------------
* Transaction Systems                                                                                                    82,246,795
     Architects, Inc.                 294,400          9,188,224                                                       ------------
                                                    ------------     Pharmaceuticals - 6.31%
                                                      94,735,746     *  Albany Molecular Research, Inc.  251,250          2,552,700
                                                    ------------     *  Human Genome Sciences, Inc.      680,500          7,397,035
Comer Related - 12.10%                                               *  Incyte Corporation             1,140,900          6,868,218
* Dolby Laboratories                  619,200         12,941,280        Medicis Pharmaceuticals
* DTS Inc.                            816,740         16,057,108           Corporation                   251,400          8,195,640
* Green Mountain Coffee                                                                                                ------------
     Roasters, Inc.                   279,397         11,097,649                                                         25,013,593
* Panera Bread Company                 12,900            969,822                                                       ------------
* The Cheesecake Factory Inc.         183,625          6,876,756
                                                    ------------     Total Common Stocks (Cost $293,596,545)            386,362,210
                                                      47,942,615                                                       ------------
                                                    ------------
                                                                     INVESTMENT COMPANY - 2.40%
Industrial Products & Systems - 20.72%                                  Evergreen Institutional Money Market Fund
* ANSYS, Inc.                         294,900         15,968,835           (Cost $9,532,395)           9,532,395          9,532,395
  Cognex Corporation                  437,400         12,964,536                                                       ------------
* Dionex Corporation                  153,600          9,443,328
* FEI Company                         733,700         14,563,945     Total Investments
* FLIR Systems, Inc.                  482,994         13,721,860        (Cost $303,128,939) - 99.91%                   $395,894,605
* Symyx Technologies                  556,647         15,441,388     Other Assets less Liabilities - 0.09%                  353,478
                                                    ------------                                                       ------------
                                                      82,103,892
                                                    ------------
                                                                     Net Assets - 100.00%                              $396,248,083
                                                                                                                       ============
Information/Knowledge Management - 13.71%
  Blackbaud, Inc.                    431,679           9,147,278    *  Non-income producing investment.
* Dendrite International, Inc.       660,360           9,013,914
* Manhattan Associates, Inc.         424,200           9,332,400
* Netscout Systems, Inc.             939,600           8,550,360
* Radisys Corporation                448,300           8,898,755
* Tollgrade Communications, Inc.     411,400           6,121,632
* Tyler Technologies, Inc.           295,930           3,255,230
                                                    ------------
                                                      54,319,569
                                                    ------------

                                                                 17                                                     (Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments


As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------    ---------------------------------------------------------------

Summary of Investments by Sector
                                      % of Net
Sector                                 Assets      Market Value
---------------------------------------------------------------
Business Services                      23.91%      $ 94,735,746
Consumer Related                       12.10%        47,942,615
Industrial Products & Systems          20.72%        82,103,892
Information/Knowledge
      Management                       13.71%        54,319,569
Investment Company                      2.40%         9,532,395
Medical/Health Care                    20.76%        82,246,795
Pharmaceuticals                         6.31%        25,013,593
---------------------------------------------------------------
                                       99.91%      $395,894,605






See Notes to Financial Statements

The Brown Capital Management International Equity Fund

Performance

Your International Equity Fund underperformed the International broad market index, the MSCI EAFE International Gross Index (MSCI EAFE Index), by 4.53% and the MSCI All Country World Free Ex-USA Gross Index (MSCI World Ex-US Index) by 5.18%. Your Fund also suffered when compared to its peers, ranking in the 100th percentile in Morningstar's Foreign Large Growth Category comprised of 222 funds and in the 96th percentile ranking in Lipper's International Multi Cap Growth Universe comprised of 174 funds.

Despite the challenges of the past year, the Fund continues to deliver competitive results when compared to its peers over the longer run. Peer rankings for Morningstar over 3 and 5-year periods are in the 31st (vs. 194 funds) and 45th (vs. 150 funds) percentiles, respectively. Similar results appear when compared to the Lipper peer group over a 3 and 5-year period, earning rankings in the 38th (vs. 149 funds) and 56th (vs. 104 funds) percentiles, respectively.

Portfolio Review

This is the first year since 2002 that your Fund delivered performance in the bottom half of its peer group making it only the second occurrence since the Fund's inception. Our inability to maintain its strong performance record, particularly throughout 2005, was a function of our underweight positions in the Japanese market and in the Energy and Materials sectors.

As a bottom-up manager applying the same Growth at a Reasonable Price (GARP) discipline the performance generated in your Fund through the application of this approach excites us. We focus on solid growth companies; therefore our sector weightings are a residual of this process. At the end of your Fund's last fiscal year, 4.1% was invested in the Japanese market. Although we opportunistically built our position throughout the year, the average weighting of Japan in the MSCI EAFE Index over that period was 23.27%, your Fund's average weighting over the same time period was 6.49%. In our view, there were more superior growth ideas at attractive prices elsewhere in the world. Despite our conviction, Japan posted outstanding results during the year and is one of the top performing developed markets in the world. While our limited presence in Japan is a primary driver of your Fund's underperformance, we view few companies in this country as viable GARP investments. Many of the companies are cyclical, deliver unsustainable competitive advantages and are currently overvalued. The aforementioned characteristics are contrary to the types of exceptional companies we seek in your portfolio. While our research occasionally unearths a Japanese company that satisfies our investment criteria, you can expect your Fund to remain underweight Japan.

Consistent with that point, Energy and Materials also significantly contributed to your Fund's underperformance. As noted earlier, we work to unearth exceptional GARP companies for your portfolio. The Energy and Materials industries are often populated by mature companies that are geared to the economy and lack sustainable organic growth models. Obviously, oil prices that reached a twenty year peak over the past year fueled the success of these sectors. Although we actively scour the world for energy and materials companies that fit our criteria, our skepticism about long-term sustainable growth in these areas means we will most likely remain underweight relative to the benchmark since we do not view this circumstance as sustainable.

Outlook

We recognize our underrepresentation in Japan and in the Energy and Material sectors remain risk factors for our relative performance. However, as bottom up stock pickers, we are committed to finding the world's best long-term growth ideas at reasonable prices independent of current fashion or trends. We feel company fundamentals are the main drivers of long-term value creation and that picking the right stocks, not countries or industries, will drive superior long-term performance for our investors. Our country and industry weightings are always a residual of our rigorous stock selection process. We will never make top down allocation decisions based on the makeup of an unmanaged index or succumb to current market momentum.

In spite of the strong recent performance of international equities, we continue to find select opportunities to invest in exceptional companies at prices that are a meaningful discount to their superior long-term growth prospects. As a result, we feel your portfolio is well-positioned to deliver long-term outperformance as we apply our disciplined research-driven approach to picking international stocks.

In summary, Brown Capital Management continues to focus on the fundamentals of the companies in which we invest. We believe that sustainable earnings growth backed by sound management decisions will ultimately lead to longer-term stock price increases. Overall, we appreciate your confidence in our GARP investment style and in Brown Capital Management.

The Brown Capital Management International Equity Fund

Performance Update - $10,000 Investment (Unaudited)

For the period from May 28, 1999 (Commencement of Operations) to March 31, 2006

-------------------------------------------------------------------- --------------------------------------------------------------
           [LINE GRAPH HERE]                                         Performance Returns for the periods ended March 31, 2006.
                                                                     --------------------------------------------------------------
                                                                     Average Annual                 One       Five        Since
              The Brown       MSCI All Country    MCSI EAFE          Total Returns                 Year       Year     Inception*
          Capital Management     World Free      International       --------------------------------------------------------------
            International         EX USA            Gross            The Brown Capital            19.88%      7.95%       5.75%
             Equity Fund        Gross Index         Index            Management
             -----------       ---------------      -----            International Equity Fund
                                                                     --------------------------------------------------------------
5/28/1999      $10,000            $10,000          $10,000                                           Since        Final Value of
3/31/2000       11,856             12,274           12,049           Cumulative Total
3/31/2001        9,998              8,982            8,956           Investment Returns           Inception*    $10,000 Investment
3/31/2002        9,352              8,462            8,220           --------------------------------------------------------------
3/31/2003        6,538              6,585            6,333           The Brown Capital              46.59%           $14,659
3/31/2004       10,593             10,531           10,016           Management International
3/31/2005       12,228             12,231           11,567           Equity Fund
3/31/2006       14,659             15,273           14,013           --------------------------------------------------------------
                                                                     MSCI All Country World         52.73%           $15,273
                                                                     Free EX USA Gross Index
                                                                     --------------------------------------------------------------
                                                                     MSCI EAFE International
                                                                     Gross Index                    40.13%           $14,013
                                                                     --------------------------------------------------------------
                                                                     * The Fund's inception date - May 28, 1999 (Commencement
                                                                     of Operations).
------------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000 at May 28, 1999  (Commencement of Operations).  All dividends and distributions are reinvested. This graph depicts the performance of The Brown Capital Management International Equity Fund (the "Fund") versus the
MSCI All Country World Free EX USA Gross Index and the MSCI EAFE International Gross Index. It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Investing in the securities of foreign companies generally involves greater risk than investing in larger, more established domestic companies.  Therefore,  investments  in the Fund may involve a greater  degree of risk than  investments  in other mutual funds that invest in larger, more established domestic companies.


Fund Expenses
------------------------------------------------------------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

Expense Example                              Beginning Account Value         Ending Account Value             Expenses Paid
                                                 October 1, 2005                March 31, 2006                During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00                     $1,133.60                       $10.64
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000.00                     $1,014.96                       $10.05
-----------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 2.00%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                 21

The Brown Capital Management International Equity Fund

Schedule of Investments


As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                         Shares        (Note 1)                                          Shares          (Note 1)
-----------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 94.94%                                              Irish Equities - 3.59%
                                                                       C&C Group plc                          22,700  $     154,051
Australian Equity - 2.01%                                              IAWS Group plc                          9,600        166,480
    Westpac Banking Corporation          15,200    $      259,228      Paddy Power plc                         8,900        142,369
                                                   --------------                                                     -------------
Belgium Equity - 1.98%                                                                                                      462,900
    Dexia                                 9,870           255,248                                                     -------------
                                                   --------------   Israeli Equities - 3.22%
Bermuda Equities - 1.62%                                            u* Check Point Software
                                                                         Technologies, Ltd.                    4,400         88,088
u   Axis Capital Holdings Ltd.            3,910           116,909   u  Teva Pharmaceutical Industries Ltd.     7,950        327,381
u   Endurance Specialty Holdings Ltd.     2,825            91,954                                                     -------------
                                                   --------------                                                           415,469
                                                          208,863                                                     -------------
                                                   --------------   Italian Equities - 6.58%
Canadian Equities - 4.50%                                             Amplifon SpA                             4,590        400,494
*   Patheon, Inc.                        13,800            82,706     Tod's SpA                                1,700        131,211
u   Royal Bank of Canada                  3,950           333,064     UniCredito Italiano SpA                 44,000        318,064
u*  SunOpta Inc.                         19,200           165,312                                                     -------------
                                                   --------------                                                           849,769
                                                          581,082                                                     -------------
                                                   --------------   Japanese Equities - 11.17%
Chinese Equity - 1.54%                                                  Asatsu-DK Inc.                         5,400        188,548
    Travelsky Technology Ltd.           187,100           198,935       Daito Trust Construction Co Ltd.       6,600        344,270
                                                   --------------       Hakuhodo DY Holdings Inc.              1,600        133,888
Danish Equities - 3.42%                                                 Japan Tobacco Inc.                       105        369,297
    Coloplast A/S                         1,700           127,960       Nissin Food Products Co., Ltd.         4,100        126,786
    Danske Bank A/S                       8,450           313,558       SKY Perfect Communications Inc.           99         72,835
                                                   --------------       Uni-Charm Corporation                  4,200        206,236
                                                          441,518                                                     -------------
                                                   --------------                                                         1,441,860
French Equities - 5.77%                                                                                               -------------
    Axa                                   7,100           249,177   Mexican Equities - 4.30%
    Euronext NV                             630            51,954   u   Fomento Economico
    Hermes International                    920           232,570        Mexicano, SA de CV                    3,250        297,895
    L'Oreal SA                            2,400           211,445       Wal-Mart de Mexico SA de CV           96,200        257,694
                                                   --------------                                                     -------------
                                                          745,146                                                           555,589
                                                   --------------                                                     -------------
German Equities - 4.31%                                             Netherland Equities - 6.01%
    Rhoen Klinikum AG                     6,920           295,608       ABN AMRO Holding NV                    6,538        196,018
    Schering AG                           2,510           260,922       Koninkijke DSM NV                      5,600        255,712
                                                   --------------       Phillips Electronics NV                5,176        174,942
                                                          556,530       VNU NV                                 4,600        149,565
                                                   --------------                                                     -------------
Hong Kong Equities - 6.45%                                                                                                  776,237
                                                                                                                      -------------
    Esprit Holdings Ltd.                 53,900           419,574   Norwegian Equity - 1.11%
u   Nam Tai Electronics, Inc.             8,650           198,172       Tandberg ASA                          15,900        143,760
                                                                                                                      -------------
    Global Bio-Chem Technology                                          Swedish Equities - 5.49%
       Group Co. Ltd.                   409,800           215,220       Clas Ohlson AB                        10,300        191,091
                                                   --------------       Nordea Bank AB                        21,600        266,925
                                                          832,966       Swedish Match AB                      18,300        250,228
                                                   --------------                                                     -------------
Indian Equity - 1.19%                                                                                                       708,244
u   Satyam Computer Services Ltd.         3,500           153,160                                                     -------------
                                                   --------------





                                                                 22                                                     (Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments


As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Market Value
                                            Shares       (Note 1)
-------------------------------------------------------------------   -------------------------------------------------------------

COMMON STOCKS - (Continued)                                            Summary of Investments by Industry
                                                                                                          % of Net       Market
Swiss Equities - 4.89%                                                 Industry                            Assets         Value
                                                                       --------------------------------------------------------
*   Kaba Holding AG                            725    $     168,275    Banks                               16.56%  $  2,138,422
    Nobel Biocare Holding AG                 1,005          223,817    Capital Goods                        3.97%       512,545
    Synthes, Inc.                            2,180          239,193    Commercial Services & Supplies       1.54%       198,935
                                                      -------------    Consumers Durables & Apparel         4.17%       538,723
                                                            631,285    Consumers Services                   1.10%       142,369
                                                      -------------    Diversified Financials               3.44%       444,879
United Kingdom Equities - 15.79%                                       Food & Staples Retailing             2.00%       257,694
    British Sky Broadcasting Group plc      21,300          199,830    Food, Beverage & Tobacco            17.66%     2,279,025
    Diageo plc                              17,600          277,183    Health Care Equipment & Services     9.97%     1,287,073
    Man Group plc                            9,175          392,925    Household & Personal Products        3.24%       417,680
    Royal Bank of Scotland Group plc         6,033          196,317    Insurance                            5.33%       687,582
    SABMiller plc                           13,000          256,572    Investment Company                   3.91%       503,807
    Shire plc                               20,150          309,292    Materials                            1.98%       255,712
    United Business Media plc               14,037          176,929    Media                                7.14%       921,595
u   Willis Group Holdings Ltd.               6,700          229,542    Pharmaceuticals & Biotechnology      7.60%       980,300
                                                      -------------    Retailing                            4.73%       610,665
                                                          2,038,590    Software & Services                  1.87%       241,248
                                                      -------------    Technology Hardware & Equipment      2.65%       341,932
                                                                       --------------------------------------------------------
Total Common Stocks (Cost $8,271,219)                    12,256,379    Total                               98.87%  $ 12,760,186
                                                      -------------
                                                                       Forward Currency Contracts, Open (note 7)
INVESTMENT COMPANY - 3.91%                                                                                Currency
    Evergreen Institutional Money Market Fund                          Currency and Settlement  Currency  Value in $  Unrealized
       (Cost $503,807)                     503,807          503,807    Date                       Units      U.S.    Gain/(Loss)
                                                      -------------    ---------------------------------------------------------
                                                                       Purchased
Total Investments (Cost $8,775,026) - 98.85%          $  12,760,186    British Pound 4/03/06     18,322  $  31,832    $   (111)
Other Assets less Liabilities - 1.15%                       145,885    British Pound 4/04/06     14,693     25,527        (117)
                                                      -------------    Danish Kroner 4/05/06    185,487     30,122        (172)
                                                                       Sold
Net Assets - 100.00%                                  $  12,906,071    Norwegian Krone 4/03/06  288,026    (43,952)       (352)
                                                      =============    Norwegian Krone 4/04/06  569,807    (86,952)       (497)
                                                                       --------------------------------------------------------
*   Non-income producing investment.                                   Total                  1,076,335  $ (43,423)   $ (1,249)
u   American Depositary Receipt.

The following acronyms and abbreviations are used in this portfolio:

A/S - Aktieselskap (Danish)
AB - Aktiebolag (Swedish)
AG - Aktiengesellschaft (German)
ASA - Allmennaksjeselskap  (Norwegian)
SA de CV  -  Convertible  Securities  (Mexican)
Ltd.  - Limited  (Various)
NV - Naamloze Vennootschap (Dutch)
plc - Public Limited Company (British)
SA - Societe Anonyme (French)
SpA - Societa Per Azioni (Italian)




See Notes to Financial Statements
                                                                 23

The Brown Capital Management Mid-Cap Fund Institutional Class
The Brown Capital Management Mid-Cap Fund Investor Class

Performance

Your Mid-Cap Fund outpaced the broad market, but trailed the stylized index for the fiscal year ending March 31, 2006. It outperformed the S&P 500 Total Return Index, by 6.71%, but underperformed the Russell Midcap Growth Index by 4.25% on a total return basis. Your Fund's performance also trailed peer group averages for the fiscal year as measured by Morningstar's Mid-Cap Growth Category and Lipper's Mid-Cap Growth Equity Fund Index ranking in the 79th percentile out of 929 funds and in the 71st percentile out of 594 funds, respectively.

Portfolio Review

Most of your Fund's underperformance is attributable to sector allocation, a result of our stock selection process. Consistent with that observation, it is our expectation that outperformance will most frequently be derived from our stock selection skills which are often attributed to our time-tested Growth at a Reasonable Price (GARP) investment philosophy that dates back to the firm's inception in 1983.

The sectors that contributed most to the performance of the stylized index, the Russell Mid Cap Growth, were Technology, Financial Services and Energy. Of these three sectors, your Fund was underweight in Technology and Financial Services. The underweight and stock selection in former drove the lion share of your Fund's underperformance. Conversely, solid stock selection in producer durables, consumer Discretionary and Energy contributed favorably to your Fund's performance over the year. Our missteps in the technology sector are uncharacteristic given our history as GARP manager.

For the first year in some time, the Russell Mid Cap Growth Index outperformed the Russell Midcap Value Index, if only by 2.38%. This does not reverse a longer-term trend as evidenced by 3 and 5 year returns where value outperformed growth on an annualized basis by 3.64% and 5.75%, respectively. This year we noticed a return to traditional growth sectors driving performance in the Russell Midcap Growth Index, which, as growth investors, we view as a favorable trend. We are working harder to identify exceptional growth companies in both traditional and non-traditional growth sectors. If the growth index, and the sectors that drive it, emerge in leadership roles we believe that your Fund will benefit from not only stock selection, our traditional strength, but sector performance as well.

Outlook

We remain optimistic about the long-term performance prospects for your Fund, despite our recent missteps in the area of stock selection. While the Fund has yet to outpace the stylized index or median performers in its peer group over the Fund's history, we believe that our 3 to 5 year investment horizon will soon bear fruit given the Fund's inception date of September 20, 2002.

As noted last year, of equal importance is your Fund's total expense ratio that, while competitive, has yet to benefit from the critical mass of assets needed to drive it below the expense "cap" placed on the Fund. We remain committed to this "cap" to ensure investors receive a competitively priced product, but the probability of outperformance would be improved with lower fees, as it would for any manager. Our ultimate goal is for investors to benefit from long-term cash flows that will ultimately drive this expense ratio below its current level.

The Brown Capital Management Mid-Cap Fund - Institutional Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from September 30, 2002 (Date of Initial Public Investment) to March 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
        [Line Graph here]
                                                                  Performance Returns for the periods ended March 31, 2006.
              The Brown Capital                                   ---------------------------------------------------------------
                 Management         Russell         S&P 400       Average Annual                      One              Since
                Mid-Cap Fund        Mid-Cap         Mid-Cap       Total Returns                       Year           Inception*
            Institutional Shares  Growth Index    Growth Index    ---------------------------------------------------------------
             ------------------   ------------    ------------    Institutional Shares               18.43%            17.37%
9/30/2002        $ 10,000         $ 10,000         $ 10,000       ---------------------------------------------------------------
3/31/2003          10,280           10,914           10,113       Cumulative Total                   Since       Final Value of
3/31/2004          14,263           16,332           15,228       Investment Returns               Inception*  $10,000 Investment
3/31/2005          14,793           17,689           16,646       ---------------------------------------------------------------
3/31/2006          17,519           21,701           20,245       Institutional Shares               75.19%          $17,519
                                                                  ---------------------------------------------------------------
                                                                  Russell Mid-Cap Growth Index      117.01%          $21,701
                                                                  ---------------------------------------------------------------
                                                                  S&P 400 Mid-Cap Index             102.45%          $20,245
                                                                  ---------------------------------------------------------------
                                                                  *The Fund's Institutional Shares inception date - September
                                                                   20, 2002 (Date of Initial Public Investment).
---------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000 at September 30, 2002 (Date of Initial  Public  Investment).  All dividends and distributions  are  reinvested.  This graph  depicts the  performance  of The Brown  Capital  Management  Mid-Cap  Fund (the "Fund")
Institutional Shares versus the Russell Mid-Cap Growth Index and the S&P 400 Mid-Cap Index. It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


Fund Expenses
------------------------------------------------------------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

Institutional Shares                        Beginning Account Value         Ending Account Value              Expenses Paid
Expense Example                                 October 1, 2005                March 31, 2006                During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                     $1,143.19                        $6.95
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000.00                     $1,018.45                        $6.54
------------------------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.30%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

                                                                 26

The Brown Capital Management Mid-Cap Fund - Investor Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from September 30, 2002 (Date of Initial Public Investment) to March 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
    [Line Graph here]
                                                                  Performance Returns for the periods ended March 31, 2006.
               The Brown Capital                                  ------------------------------------------------------------
                   Managment         Russell         S&P 400      Average Annual                  One              Since
                 Mid-Cap Fund    Mid-Cap Growth      Mid-Cap      Total Returns                  Year            Inception*
               Investor Shares       Index            Index       ------------------------------------------------------------
               ---------------       -----            -----       Investor Shares                18.18%            17.11%
                                                                  ------------------------------------------------------------
9/30/2002        $ 10,000         $ 10,000         $ 10,000       Cumulative Total              Since         Final Value of
3/31/2003          10,270           10,914           10,113       Investment Returns          Inception*    $10,000 Investment
3/31/2004          14,223           16,332           15,228       ------------------------------------------------------------
3/31/2005          14,711           17,689           16,646       Investor Shares                73.86%          $17,386
3/31/2006          17,386           21,701           20,245       ------------------------------------------------------------
                                                                  Russell Mid-Cap Growth Index  117.01%          $21,701
                                                                  ------------------------------------------------------------
                                                                  S&P 400 Mid-Cap Index         102.45%          $20,245
                                                                  ------------------------------------------------------------
                                                                  *The Fund's  Investor  Shares  inception date - September 30,
                                                                  2002 (Date of Initial Public Investment).
------------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000 at September 30, 2002 (Date of Initial  Public  Investment).  All dividends and distributions are reinvested.  This graph depicts the performance of The Brown Capital Management Mid-Cap Fund (the "Fund") Investor
Shares  versus  the  Russell  Mid-Cap  Growth  Index  and the S&P 400  Mid-Cap  Index.  It is  important  to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
As a shareholder  of the Fund,  you incur ongoing  costs,  including  management  fees;  distribution  (12b-1) fees;  and other Fund expenses.  This example is intended to help you  understand  your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

Investor Shares                               Beginning Account Value         Ending Account Value                 Expenses Paid
Expense Example                                   October 1, 2005                March 31, 2006                    During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000.00                     $1,142.11                           $8.28
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000.00                     $1,017.20                           $7.80
------------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.55%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

                                                                 27

The Brown Capital Management Mid-Cap Fund

Schedule of Investments


As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                          Shares       (Note 1)                                             Shares       (Note 1)
-----------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 96.79%                                              Health Care Equipment & Services - 12.98%
                                                                    *  Allscripts Healthcare
Automobiles & Components - 1.51%                                          Solutions Inc.                        8,000 $     146,480
    Copart Inc.                            4,100   $     112,545    *  Biomet Inc.                              2,595        92,174
                                                   -------------    *  Covance Inc.                             3,310       194,463
                                                                       Express Scripts Inc.                       900        79,110
Capital Goods - 8.34%                                               *  Resmed Inc.                              2,500       109,950
    Danaher Corp.                          2,860         181,753    *  Respironics Inc.                         2,600       101,166
    Fastenal Co.                           2,492         117,971    *  St Jude Medical Inc.                     4,020       164,820
    Joy Global Inc.                        3,750         224,138       Waters Corp.                             1,800        77,670
 *  MSC Industrial Direct Co.              1,800          97,236                                                      -------------
                                                   -------------                                                            965,833
                                                         621,098                                                      -------------
                                                   -------------    Insurance - 1.41%
Commercial Services & Supplies - 0.93%                                 Willis Group Holdings Ltd.               3,070       105,178
 *  Labor Ready Inc.                       2,900          69,455                                                      -------------
                                                   -------------
                                                                    Pharmaceuticals & Biotechnology - 2.92%
Consumer Durables & Apparel - 5.50%                                 *  Affymetrix Inc.                          1,900        62,567
 *  Coach Inc.                             4,580         158,376       Celgene Corp.                            3,500       154,770
 *  DR Horton Inc.                         2,700          89,694                                                      -------------
                                                                                                                            217,337
    Fortune Brands Inc.                    2,000         161,260                                                      -------------
                                                   -------------    Retailing - 13.13%
                                                         409,330    *  Advance Auto Parts Inc.                  1,550        64,542
                                                   -------------    *  Chico's FAS Inc.                         1,950        79,248
Consumer Services - 5.89%                                           *  Dick's Sporting Goods Inc.               4,340       172,168
    Laureate Education Inc.                2,000         106,760       Guitar Center Inc.                       1,950        93,015
    Marriott International Inc.            1,000          68,600       Nordstrom Inc.                           4,300       168,474
 *  Panera Bread Co.                       1,270          95,479       O'Reilly Automotive Inc.                 3,300       120,648
    Strayer Education Inc.                   400          40,904    *  Staples Inc.                             4,450       113,564
 *  The Cheesecake Factory                 3,372         126,281    *  Tractor Supply Co.                       2,500       165,850
                                                   -------------                                                      -------------
                                                         438,024                                                            977,509
                                                   -------------                                                      -------------
Diversified Financials - 7.45%                                      Semiconductors & Semiconductor Equipment - 6.18%
                                                                       Altera Corp.                             4,230        87,307
    Ameriprise Financial Inc.              2,400         108,144       Lam Research Corp.                       3,335       143,405
 *  Investors Financial Services Corp.     2,800         131,236    *  Linear Technology Corp.                  1,700        59,636
    Legg Mason Inc.                        1,170         146,636    *  Maxim Integrated Products Inc.           2,300        85,445
    T Rowe Price Group Inc.                2,150         168,152    *  Novellus Systems Inc.                    3,500        84,000
                                                   -------------                                                     --------------
                                                         554,168                                                            459,793
                                                   -------------                                                     --------------
Energy - 10.22%                                                     Software & Services - 7.18%
 *  Arch Coal Inc.                         1,100          83,534    *  Adobe Systems Inc.                       4,490       156,791
    BJ Services Co.                        2,700          93,420       Broadcom Corp.                           2,500       107,900
    Diamond Offshore Drilling              2,800         250,600    *  Checkfree Corp.                          1,550        78,275
 *  Noble Corp.                            2,050         166,255       Electronic Arts Inc.                     1,100        60,192
 *  Smith International Inc.               2,500          97,400       Fair Isaac Corp.                         1,000        39,620
 *  XTO Energy Inc.                        1,600          69,712       RSA Security Inc.                        5,100        91,494
                                                   -------------                                                      -------------
                                                         760,921                                                            534,272
                                                   -------------                                                      -------------
  Food & Staples Retailing - 0.54%
  *   Whole Foods Market Inc.                600          39,864
                                                   -------------




                                                           28                                                           (Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments

As of March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                         Value
                                          Shares        (Note 1)
-------------------------------------------------------------------       ----------------------------------------------------------

COMMON STOCK - (Continued)                                                Summary of Investments by Industry
                                                                                                             % of Net       Market
Technology Hardware & Equipment - 9.19%                                        Industry                       Assets         Value
 *  Avid Technology Inc.                     2,200   $       95,612       --------------------------------------------------------
 *  Jabil Circuit Inc.                       2,435          104,364       Automobiles & Components             1.51%   $   112,545
 *  Juniper Networks Inc.                    8,400          160,608       Capital Goods                        8.34%       621,098
 *  Network Appliance Inc.                   3,665          132,050       Commercial Services & Supplies       0.93%        69,455
 *  SanDisk Corp.                            1,700           97,784       Consumer Durables & Apparel          5.50%       409,330
 *  Zebra Technologies Corp.                 2,100           93,912       Consumer Services                    5.89%       438,024
                                                     ---------------      Diversified Financial Services       7.45%       554,168
                                                            684,330
                                                     ---------------      Energy                              10.22%       760,921
Transportation - 3.42%
    JB Hunt Transport Services Inc.          4,300           92,622       Food & Staples Retailing             0.54%        39,864
    Norfolk Southern Corp.                   3,000          162,210       Health Care Equipment
                                                     ---------------         & Services                       12.98%       965,833
                                                            254,832
                                                     ---------------      Insurance                            1.41%       105,178

Total Common Stocks (Cost $5,896,711)                   $ 7,204,489       Investment Companies                 8.79%       654,077
                                                     ---------------      Pharmaceuticals & Biotechnology      2.92%       217,337

INVESTMENT COMPANIES - 8.79%                                              Retailing                           13.13%       977,509
    Evergreen Institutional                                               Semiconductors &
        Money Market Fund                  360,960          360,960          Semiconductor Equipment           6.18%       459,793
    Merrimac Cash Series                                                  Software & Services                  7.18%       534,272
        Trust                              293,117          293,117       Technology Hardware
                                                                             & Equipment                       9.19%       684,330
                                                                          Transportation                       3.42%       254,832
Total Investment Companies (Cost $654,077)                  654,077       --------------------------------------------------------
                                                     ---------------      Total                              105.58%   $ 7,858,566

Total Investments (Cost $6,550,788) - 105.58 %       $    7,858,566
Liabilities in Excess of Other Assets - (5.58%)            (415,244)
                                                     ---------------

Net Assets - 100.00%                                 $    7,443,322
                                                     ===============

* Non-income producing investment.





See Notes to Financial Statements

                                                                 29

Brown Capital Management Funds

Statements of Assets and Liabilities

                                                           Balanced         Equity        Small Company   International     Mid-Cap
As of March 31, 2006                                         Fund            Fund             Fund         Equity Fund       Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
    Investments, at cost                                   $11,643,062    $ 12,169,017    $ 303,128,939    $ 8,775,026    $6,550,788
    Investments, at value (note 1)                        $ 13,220,379    $ 14,339,553    $ 395,894,605    $12,760,186    $7,858,566
    Cash                                                             -               -                -          1,130             -
    Receivables:
        Investments sold                                             -               -          616,806        130,905        85,497
        Fund shares sold                                           454           1,343          612,421         86,838         3,535
        Income, at value (note 1)                               27,735           6,938           42,852         32,889 *       6,030
    Prepaid expenses                                             7,873           9,309           25,876          7,649        17,149
                                                           -----------    ------------    -------------    -----------    ----------
    Total Assets                                            13,256,441      14,357,143      397,192,560     13,019,597     7,970,777
                                                           -----------    ------------    -------------    -----------    ----------

Liabilities:
    Payables:
        Investments purchased                                  104,723         144,195                -         87,482       509,054
        Fund shares repurchased                                      -               -          895,407              -           118
    Accrued expenses                                            15,657          13,382           18,372         18,042        15,539
    Due to affiliates
        Advisor (note 2)                                         6,803           2,655                -          6,624         2,744
    Unrealized gain on foreign currency
        exchange contracts (note 7)                                  -               -                -          1,249             -
    Other liabilities                                              150           1,096           36,243            129             -
                                                           -----------    ------------    -------------    -----------    ----------
    Total Liabilities                                          127,333         161,328          950,022        113,526       527,455
                                                           -----------    ------------    -------------    -----------    ----------
Net Assets                                                $ 13,129,108    $ 14,195,815    $ 396,242,538    $12,906,071    $7,443,322
                                                          ============    ============    =============    ===========    ==========
Net Assets Consist of:
    Capital (par value and paid in surplus)               $ 12,994,695     $13,691,303    $ 284,406,856    $ 9,285,301    $5,679,829
    Undistributed net investment income                              -               -                -         26,962             -
    Undistributed net realized (loss) gain from investment
        and foreign currency transactions                   (1,442,904)     (1,666,024)      19,070,016       (390,771)      455,715
    Unrealized appreciation of investments and
        and foreign currency translations                    1,577,317       2,170,536       92,765,666      3,984,579     1,307,778
                                                           -----------    ------------    -------------    -----------    ----------
    Total Net Assets                                      $ 13,129,108    $ 14,195,815    $ 396,242,538    $12,906,071    $7,443,322
                                                          ============    ============    =============    ===========    ==========
    Institutional Shares Outstanding, no par value
        (unlimited shares authorized)                          827,328         777,429       11,352,731        910,530       179,586
    Net Assets - Institutional Shares                     $ 13,129,108    $ 14,195,815    $ 396,242,538    $12,906,071   $ 2,850,168

    Net Asset Value, Offering and Redemption
        Price Per Institutional Share                     $      15.87    $      18.26    $       34.90    $     14.17    $    15.87

   Investor Shares Outstanding, no par value
        (unlimited shares authorized)                                                                                        291,819
    Net Assets - Investor Shares                                    NA              NA               NA             NA   $ 4,593,154
    Net Asset Value, Offering and Redemption
        Price Per Investor Share                                                                                         $     15.74

*   Income, at cost $32,891


See Notes to Financial Statements.

                                                                 30

Brown Capital Management Funds

Statements of Operations

                                                                Balanced        Equity     Small Company  International   Mid-Cap
For the fiscal year ended March 31, 2006                          Fund           Fund          Fund        Equity Fund     Fund
----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Dividends                                               $   108,755   $  120,399  $     915,593    $   282,059   $   43,195
          Foreign tax withheld                                          -            -              -        (28,956)           -
      Interest                                                    121,330            -              -              -            -
      Other income                                                      -            -          1,182              -            -
                                                                ---------    ---------      ---------      ---------     --------
      Total Income                                                230,085      120,399        916,775        253,103       43,195
                                                                ---------    ---------      ---------      ---------     --------
Expenses:
      Advisory fees (note 2)                                       81,497       87,837      4,125,335        112,339       45,730
      Administration fees (note 2)                                 21,942       23,648        487,533         19,659       10,670
      Transfer agent fees (note 2)                                 18,000       18,000         20,201         18,000       24,000
      Fund accounting fees (note 2)                                28,254       28,351         68,253         28,123       36,610
      Custody fees (note 2)                                         5,418        5,482         55,336         10,168        5,547
      Compliance services fees (note 2)                             7,750        7,750          7,750          7,750        7,750
      Other accounting fees (note 2)                                2,058          670              -          4,342       13,330
      Distribution and service fees - Investor Shares (note 3)          -            -              -              -        8,842
      Registration and filing administration fees (note 2)          4,120        5,215          8,452          2,871       10,863
      Legal fees                                                   10,186       10,204         10,980         10,177       13,149
      Audit and tax preparation fees                               15,112       13,112         19,613         12,112       12,613
      Registration and filing expenses                              2,545        3,130         11,405          3,919       13,013
      Shareholder servicing expenses                                1,503        1,638         10,280          1,381          946
      Printing expenses                                               614          689          1,402            558          403
      Trustees' fees and expenses                                   2,693        2,694          2,705          2,693        2,693
      Securities pricing fees                                       7,920        5,886          3,810         12,544        5,352
      Other expenses                                                3,716        3,562         76,043          3,941        4,116
                                                                ---------    ---------      ---------      ---------     --------
      Total Expenses                                              213,328      217,868      4,909,098        250,577      215,627
                                                                ---------    ---------      ---------      ---------     --------
      Expenses reimbursed by Advisor (note 2)                        (210)           -              -              -      (81,878)
      Advisory fees waived (note 2)                               (62,713)     (55,739)             -        (26,029)     (45,730)
                                                                ---------    ---------      ---------      ---------     --------
      Net Expenses                                                150,405      162,129      4,909,098        224,548       88,019
                                                                ---------    ---------      ---------      ---------     --------
Net Investment Income/(Loss)                                       79,680      (41,730)    (3,992,323)        28,555      (44,824)
                                                                ---------    ---------      ---------      ---------     --------
Realized and Unrealized Gain on Investments:
      Net realized gain from investment and foreign
          securities transactions                                 622,613      882,116     54,635,068      1,062,684      651,636
      Change in unrealized appreciation of investments
          and foreign currency translations                       556,740      873,076     54,403,497      1,053,206      469,857
                                                                ---------    ---------      ---------      ---------     --------
Realized and Unrealized Gain on Investments                     1,179,353    1,755,192    109,038,565      2,115,890    1,121,493
                                                                ---------    ---------      ---------      ---------     --------
Net Increase in Net Assets
      Resulting from Operations                               $ 1,259,033   $1,713,462  $ 105,046,242    $ 2,144,445   $1,076,669
                                                                =========   ==========  =============    ===========   ==========



See Notes to Financial Statements.


                                                                 31

Brown Capital Management Funds

Statements of Changes in Net Assets

                                                                         Balanced Fund                            Equity Fund
For the fiscal years ended March 31,                               2006                2005                2006                2005
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment income/(loss)                         $     79,680        $    106,796       $    (41,730)       $    (20,212)
      Net realized gain from investment
        and foreign currency transactions                       622,613             273,448            882,116             460,856
      Change in unrealized appreciation of investments
        and foreign currency translations                       556,740            (751,297)           873,076          (1,036,648)
                                                              ---------            ---------         ---------           ----------
Net Increase/(Decrease) in Net Assets
      Resulting from Operations                               1,259,033            (371,053)         1,713,462            (596,004)
                                                              ---------            ---------         ---------           ----------
Distributions to Shareholders: (note 5)
      Net investment income                                     (82,780)           (104,376)                 -                   -
                                                              ---------            ---------         ---------           ----------
Decrease in Net Assets Resulting from Distributions             (82,780)           (104,376)                 -                   -
                                                              ---------            ---------         ---------           ----------
Capital Share Transactions: (note 6)
      Shares sold                                               903,644           1,702,108            272,821           1,021,770
      Reinvested dividends and distributions                     82,263             103,694                  -                   -
      Shares repurchased                                     (3,101,232)           (599,475)          (768,782)         (1,280,450)
                                                              ---------            ---------         ---------           ----------
Net (Decrease) Increase from Capital Share Transactions      (2,115,325)          1,206,327           (495,961)           (258,680)
                                                              ---------            ---------         ---------           ----------
Net (Decrease) Increase in Net Assets                          (939,072)            730,898          1,217,501            (854,684)
                                                              ---------            ---------         ---------           ----------
Net Assets:
      Beginning of Year                                      14,068,180          13,337,282         12,978,314          13,832,998
                                                              ---------            ---------         ---------           ----------
      End of Year                                          $ 13,129,108        $ 14,068,180       $ 14,195,815        $ 12,978,314
                                                              =========            =========         =========           ==========

Undistributed Net Investment Income                        $          -        $      3,091       $          -        $          -

                                                                   Small Company Fund                 International Equity Fund
For the fiscal years ended March 31,                           2006                2005                2006                2005
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment (loss) income                        $  (3,992,323)      $  (6,052,819)      $     28,555          $   (6,672)
      Net realized gain/(loss) from investment
         and foreign currency transactions                   54,635,068         (29,753,740)         1,062,684             235,018
      Change in unrealized appreciation of investments
         and foreign currency translations                   54,403,497         (35,677,687)         1,053,206           1,141,742
                                                          -------------       --------------      ------------          ----------
Net Increase/(Decrease) in Net Assets
      Resulting from Operations                             105,046,242         (71,484,246)         2,144,445           1,370,088
                                                          -------------       --------------      ------------          ----------
Capital Share Transactions: (note 6)
      Shares sold                                            85,099,748         200,060,482          1,090,663           2,158,488
      Reinvested dividends and distributions                          -                   -                  -                   -
      Shares repurchased                                   (247,823,729)       (430,548,717)          (779,742)           (201,492)
                                                          -------------       --------------      ------------          ----------
Net (Decrease) Increase from Capital Share Transactions    (162,723,981)       (230,488,235)           310,921           1,956,996
                                                          -------------       --------------      ------------          ----------
Net (Decrease) Increase in Net Assets                       (57,677,739)       (301,972,481)         2,455,366           3,327,084
                                                          -------------       --------------      ------------          ----------
Net Assets:
      Beginning of Year                                     453,920,277         755,892,758         10,450,705           7,123,621
                                                          -------------       --------------      ------------          ----------
      End of Year                                         $ 396,242,538       $ 453,920,277       $ 12,906,071         $10,450,705
                                                          =============       ==============      ============          ==========

Undistributed Net Investment Income/(Loss)                $           -                 $ -           $ 26,962          $   (1,593)


                                                                 32                                                     (Continued)

Brown Capital Management Funds

Statements of Changes in Net Assets

                                                                                                              Mid-Cap Fund
For the fiscal years ended March 31,                                                                    2006                2005
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment loss ................................................................         $   (44,824)         $   (45,163)
      Net realized gain from investments .................................................             651,636              162,707
      Change in unrealized appreciation of investments ...................................             469,857               59,044
                                                                                                   -----------           -----------
Net Increase in Net Assets Resulting from Operations .....................................           1,076,669              176,588
                                                                                                   -----------           -----------
Distributions to Shareholders: (note 5)
      Net realized gain from investment transactions - Institutional Shares ..............            (147,090)             (27,272)
      Net realized gain from investment transactions - Investor Shares ...................            (209,938)             (26,948)
                                                                                                   -----------           -----------
Net Decrease from Distributions ..........................................................            (357,028)             (54,220)
                                                                                                   -----------           -----------
Capital Share Transactions: (note 6)
      Institutional Shares
        Shares sold ......................................................................              50,099               35,981
        Reinvested dividends and distributions ...........................................             115,815               21,366
        Shares repurchased ...............................................................             (13,815)             (11,772)
      Investor Shares
        Shares sold ......................................................................           1,377,895            1,250,377
        Reinvested dividends and distributions ...........................................             209,938               26,948
        Shares repurchased ...............................................................            (346,900)            (175,628)
                                                                                                   -----------           -----------
Net Increase from Capital Share Transactions .............................................           1,393,032            1,147,272
                                                                                                   -----------           -----------

Net Increase in Net Assets ...............................................................           2,112,673            1,269,640
                                                                                                   -----------          -----------
Net Assets:
      Beginning of Year ..................................................................           5,330,649            4,061,009
                                                                                                   -----------           -----------
      End of Year ........................................................................         $ 7,443,322          $ 5,330,649
                                                                                                   ===========           ===========

Undistributed Net Investment Income ......................................................         $        --          $        --




See Notes to Financial Statements
                                                                 33

Brown Capital Management Funds

Financial Highlights

For a share outstanding during the                                                        Balanced Fund
fiscal years ended March 31,                                       2006          2005          2004           2003          2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                               $  14.38       $ 14.91       $ 11.71       $  15.12      $  15.61
                                                                 --------       -------       -------       --------      --------
Income from Investment Operations:
      Net investment income                                          0.10          0.11          0.10           0.11          0.15
      Net realized and unrealized gains/(losses) on securities       1.49         (0.53)         3.20          (3.41)        (0.49)
                                                                 --------       -------       -------       --------      --------
Total from Investment Operations                                     1.59         (0.42)         3.30          (3.30)        (0.34)
                                                                 --------       -------       -------       --------      --------
Less Distributions:
      Dividends (from net investment income)                        (0.10)        (0.11)        (0.10)         (0.11)        (0.15)
                                                                 --------       -------       -------       --------      --------
Total Distributions                                                 (0.10)        (0.11)        (0.10)         (0.11)        (0.15)
                                                                 --------       -------       -------       --------      --------
Net Asset Value, End of Year                                     $  15.87       $ 14.38       $ 14.91       $  11.71      $  15.12
                                                                 ========       =======       =======       ========      =========
Total Return                                                        11.09%        (2.85%)       28.26%        (21.85%)       (2.15%)

Net Assets, End of Year (in thousands)                           $ 13,129       $14,068       $13,337       $ 10,688      $ 13,580
Average Net Assets for the Year (in thousands)                   $ 12,538       $13,807       $12,095       $ 11,469      $ 13,210
Ratio of Gross Expenses to Average Net Assets                        1.70%         1.62%         1.76%          1.83%         1.71%
Ratio of Net Expenses to Average Net Assets                          1.20%         1.20%         1.20%          1.20%         1.20%
Ratio of Net Investment Income to Average Net Assets                 0.64%         0.77%         0.71%          0.89%         0.99%
Portfolio Turnover Rate                                             68.21%        40.53%        25.56%         44.22%        27.95%




For a share outstanding during the                                                       Equity Fund
fiscal years ended March 31,                                       2006          2005          2004           2003          2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                               $  16.07       $ 16.80       $ 12.34        $ 17.73       $ 18.49
                                                                 --------       -------       -------        -------       -------
Income from Investment Operations:
      Net investment loss                                           (0.05)        (0.03)        (0.06)         (0.05)        (0.07)
      Net realized and unrealized gains/(losses) on securities       2.24         (0.70)         4.52          (5.34)        (0.66)
                                                                 --------       -------       -------        -------       -------
Total from Investment Operations                                     2.19         (0.73)         4.46          (5.39)        (0.73)
                                                                 --------       -------       -------        -------       -------
Less Distributions:
      Dividends (from net investment income)                            -             -             -              -         (0.03)
                                                                 --------       -------       -------        -------       -------
Total Distributions                                                     -             -             -              -         (0.03)
                                                                 --------       -------       -------        -------       -------
Net Asset Value, End of Year                                     $  18.26       $ 16.07       $ 16.80        $ 12.34       $ 17.73
                                                                 ========       =======       =======        =======       =======
Total Return                                                        13.63%        (4.35%)       36.14%        (30.40%)       (3.97%)
Net Assets, End of Year (in thousands)                           $ 14,196       $12,978       $13,833        $10,232       $14,249
Average Net Assets for the Year (in thousands)                   $ 13,513       $13,390       $12,633        $11,517       $12,918
Ratio of Gross Expenses to Average Net Assets                        1.61%         1.66%         1.72%          1.89%         1.75%
Ratio of Net Expenses to Average Net Assets                          1.20%         1.20%         1.20%          1.20%         1.20%
Ratio of Net Investment Loss to Average Net Assets                  (0.31%)       (0.15%)       (0.42%)        (0.39%)       (0.46%)
Portfolio Turnover Rate                                             65.64%        47.19%        25.70%         65.96%        34.62%


See Notes to Financial Statements.

                                                                 34                                                      (Continued)

Brown Capital Management Funds

Financial Highlights

For a share outstanding during the                                                        Small Company Fund
fiscal years ended March 31,                                       2006           2005            2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                              $   27.04      $  30.21       $   20.02     $   33.92    $   27.15
                                                                ---------      --------       ---------     ---------    ---------
Income from Investment Operations:
      Net investment loss                                           (0.35)        (0.36)          (0.26)        (0.21)       (0.17)
      Net realized and unrealized gains/(losses) on securities       8.21         (2.81)          10.45        (13.69)        7.16
                                                                ---------      --------       ---------     ---------    ---------
Total from Investment Operations                                     7.86         (3.17)          10.19        (13.90)        6.99
                                                                ---------      --------       ---------     ---------    ---------
Less Distributions:
      Distributions (from capital gains)                                -             -               -             -        (0.22)
                                                                ---------      --------       ---------     ---------    ---------
Total Distributions                                                     -             -               -             -        (0.22)
                                                                ---------      --------       ---------     ---------    ---------
Net Asset Value, End of Year                                    $   34.90      $  27.04       $   30.21     $   20.02    $   33.92
                                                                =========      ========       =========     =========    =========
Total Return                                                        29.07%       (10.49%)         50.90%       (40.98%)      25.72%
Net Assets, End of Year (in thousands)                          $ 396,243      $453,920       $ 755,893     $ 379,838    $ 412,694
Average Net Assets for the Year (in thousands)                  $ 412,533      $634,743       $ 621,696     $ 371,991    $ 254,375
Ratio of Gross Expenses to Average Net Assets                        1.19%         1.18%           1.18%         1.23%        1.24%
Ratio of Net Expenses to Average Net Assets                          1.19%         1.18%           1.18%         1.23%        1.24%
Ratio of Net Investment Loss to Average Net Assets                  (0.97%)       (0.95%)         (1.03%)       (1.05%)      (0.83%)
Portfolio Turnover Rate                                              9.98%        11.17%           1.42%         0.91%        7.34%




For a share outstanding during the                                                     International Equity Fund
fiscal years ended March 31,                                         2006         2005            2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                               $  11.82      $  10.24         $  6.32       $  9.04      $  9.71
                                                                 --------      --------         -------       -------      -------
Income from Investment Operations:
      Net investment income income/(loss)                            0.03         (0.01)          (0.01)         0.01         0.05
      Net realized and unrealized gains/(losses) on securities       2.32          1.59            3.93         (2.73)       (0.68)
                                                                 --------      --------         -------       -------      -------
Total from Investment Operations                                     2.35          1.58            3.92         (2.72)       (0.63)
                                                                 --------      --------         -------       -------      -------
Less Distributions:
      Dividends (from net investment income)                            -             -               -             -        (0.02)
      Tax return of capital                                             -             -               -             -        (0.02)
                                                                 --------      --------         -------       -------      -------
Total Distributions                                                     -             -               -             -        (0.04)
                                                                 --------      --------         -------       -------      -------
Net Asset Value, End of Year                                     $  14.17      $  11.82         $ 10.24       $  6.32      $  9.04
                                                                 ========      ========         =======       =======      =======
Total Return                                                        19.88%        15.43%          62.03%       (30.09%)      (6.46%)

Net Assets, End of Year (in thousands)                           $ 12,906      $ 10,451         $ 7,124       $ 4,355      $ 6,209
Average Net Assets for the Year (in thousands)                   $ 11,234      $  8,477         $ 6,007       $ 5,162      $ 5,308
Ratio of Gross Expenses to Average Net Assets                        2.23%         2.73%           3.30%         3.63%        3.55%
Ratio of Net Expenses to Average Net Assets                          2.00%         2.00%           2.00%         2.00%        2.00%
Ratio of Net Investment Loss to Average Net Assets                   0.25%        (0.08%)         (0.05%)        0.09%        0.69%
Portfolio Turnover Rate                                             27.89%        18.22%          18.35%        38.43%        5.90%





See Notes to Financial Statements.


                                                                 35                                                     (Continued)

Brown Capital Management Funds

Financial Highlights

                                                                                            Mid-Cap Fund
For a share outstanding during the                                                  Institutional Class Shares
fiscal years or period ended March 31,                                    2006           2005           2004        2003 (a)
-------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                    $ 14.18       $ 13.83        $ 10.28       $ 10.00
                                                                        -------       -------        -------       -------
Income from Investment Operations:
      Net investment loss                                                 (0.09)        (0.12)         (0.12)        (0.04)
      Net realized and unrealized gains on securities                      2.64          0.63           4.09          0.32
                                                                        -------       -------        -------       -------
Total from Investment Operations                                           2.55          0.51           3.97          0.28
                                                                        -------       -------        -------       -------
Less Distributions:
      Distributions (from capital gains)                                  (0.86)        (0.16)         (0.42)            -
                                                                        -------       -------        -------       -------
Total Distributions                                                       (0.86)        (0.16)         (0.42)            -
                                                                        -------       -------        -------       -------
Net Asset Value, End of Period                                          $ 15.87       $ 14.18        $ 13.83       $ 10.28
                                                                        =======       =======        =======       =======
Total Return                                                              18.43%         3.71%         38.75%         2.80%

Net Assets, End of Period (in thousands)                                $ 2,850       $ 2,400        $ 2,295       $ 1,635
Average Net Assets for the Period (in thousands)                        $ 2,560       $ 2,285        $ 2,076       $ 1,260
Ratio of Gross Expenses to Average Net Assets                              3.36%         4.45%          6.11%        15.28% (b)
Ratio of Net Expenses to Average Net Assets                                1.30%         1.30%          1.30%         1.30% (b)
Ratio of Net Investment Loss to Average Net Assets                        (0.60%)       (0.90%)        (0.98%)       (0.94%)(b)
Portfolio Turnover Rate                                                   80.70%        39.82%         47.37%        12.08%




                                                                                           Mid-Cap Fund
For a share outstanding during the                                                     Investor Class Shares
fiscal years or period ended March 31,                                    2006          2005           2004         2003 (a)
-------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                    $ 14.10       $ 13.79        $ 10.27       $ 10.00
                                                                        -------       -------        -------       -------
Income from Investment Operations:
      Net investment loss                                                 (0.10)        (0.12)         (0.10)        (0.03)
      Net realized and unrealized gains on securities                      2.60          0.59           4.04          0.30
                                                                        -------       -------        -------       -------
Total from Investment Operations                                           2.50          0.47           3.94          0.27
                                                                        -------       -------        -------       -------
Less Distributions:
      Distributions (from capital gains)                                  (0.86)        (0.16)         (0.42)            -
                                                                        -------       -------        -------       -------
Total Distributions                                                       (0.86)        (0.16)         (0.42)            -
                                                                        -------       -------        -------       -------
Net Asset Value, End of Period                                          $ 15.74       $ 14.10        $ 13.79       $ 10.27
                                                                        =======       =======        =======       =======
Total Return                                                              18.18%         3.43%         38.49%         2.70%

Net Assets, End of Period (in thousands)                                $ 4,593       $ 2,931        $ 1,766         $ 542
Average Net Assets for the Period (in thousands)                        $ 3,537       $ 2,180        $ 1,063         $ 249
Ratio of Gross Expenses to Average Net Assets                              3.66%         4.82%          6.47%        13.67% (b)
Ratio of Net Expenses to Average Net Assets                                1.55%         1.55%          1.55%         1.56% (b)
Ratio of Net Investment Loss to Average Net Assets                        (0.83%)       (1.13%)        (1.22%)       (1.25%)(b)
Portfolio Turnover Rate                                                   80.70%        39.82%         47.37%        12.08%


(a) For the period from September 30, 2002 (Date of Initial  Public  Investment) to March 31, 2003.
(b) Annualized.




See Notes to Financial Statements.


                                                                 36                                                 (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

____________________________________________________________________________________________________________________________
1. Organization and Significant Accounting Policies             objective  of  the  Fund  is  to  seek   long-term   capital
                                                                appreciation   by   investing   in  a  portfolio  of  equity
The  Brown  Capital  Management  Balanced  Fund,  The  Brown    securities of companies with market capitalizations  between
Capital Management Equity Fund, The Brown Capital Management    $1 billion and $10 billion at the time of initial investment
Small   Company   Fund,   The   Brown   Capital   Management    ("mid-cap companies").
International  Equity Fund, and The Brown Capital Management
Mid-Cap Fund  (collectively  the "Funds" and  individually a    The Mid-Cap Fund offers two classes of shares (Institutional
"Fund")  are  series  funds.  The  Funds  are  part  of  The    Shares and Investor Shares).  Each class of shares has equal
Nottingham  Investment  Trust II (the  "Trust"),  which  was    rights  as to  assets  of the  Fund,  and  the  classes  are
organized  as  a   Massachusetts   business   trust  and  is    identical  except  for  differences  in their  sales  charge
registered  under the  Investment  Company  Act of 1940 (the    structures  and  ongoing   distribution  and  service  fees.
"1940  Act"),  as  amended,  as  an  open-ended   management    Income,  expenses (other than distribution and service fees,
investment  company.  Each of the  Funds in this  report  is    which are only  attributable  to the Investor  Shares),  and
classified as a  diversified  company as defined in the 1940    realized and unrealized  gains or losses on investments  are
Act.                                                            allocated  to each class of shares  based upon its  relative net  assets.  Both  classes  have equal  voting  privileges,
The Brown Capital Management Balanced Fund ("Balanced Fund")    except where otherwise  required by law or when the Board of
commenced  operations  on August 11,  1992.  The  investment    Trustees (the  "Trustees")  determines that the matter to be
objective of the Fund is to provide its shareholders  with a    voted on affects only the interests of the shareholders of a
maximum  total  return  consisting  of  any  combination  of    particular class.
capital appreciation by investing in a flexible portfolio of
equity securities,  fixed income securities and money market    The following  accounting  policies  have been  consistently
instruments.                                                    followed by the Funds and are in conformity  with accounting principles  generally  accepted  in  the  United  States  of
The Brown Capital  Management  Equity Fund  ("Equity  Fund")    America in the investment company industry.
commenced  operations  on August 11,  1992.  The  investment
objective  of  the  Fund  is to  seek  capital  appreciation    Investment Valuation
principally through  investments in equity securities,  such    The Funds'  investments  in securities are carried at value.
as common and preferred  stocks and  securities  convertible    Securities  listed on an  exchange  or quoted on a  national
into common stocks.                                             market  system are valued at the last sales price as of 4:00
                                                                p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
The Brown  Capital  Management  Small  Company  Fund ("Small    over-the-counter  market are generally  valued at the NASDAQ
Company  Fund")  commenced  operations on July 23, 1992. The    Official  Closing  Price.  Other  securities  traded  in the
investment   objective  of  the  Fund  is  to  seek  capital    over-the-counter  market and listed  securities for which no
appreciation   principally  through  investments  in  equity    sale was reported on that date are valued at the most recent
securities of those  companies  with  operating  revenues of    bid price.  Securities  and assets for which  representative
$250 million or less at the time of initial investment.         market  quotations are not readily  available  (e.g., if the exchange  on which the  portfolio  security  is  principally
The  Brown  Capital  Management  International  Equity  Fund    traded  closes  early  or  if  trading  of  the   particular
("International  Equity Fund")  commenced  operations on May    portfolio  security  is halted  during  the day and does not
28, 1999. The investment objective of the Fund is to provide    resume prior to the Funds' net asset value  calculation)  or
its shareholders with long-term  capital growth,  consisting    which cannot be  accurately  valued using the Funds'  normal
of both  realized  and  unrealized  capital  gains,  through    pricing procedures are valued at fair value as determined in
investment  in  a  diversified  international  portfolio  of    good  faith  under  policies  approved  by the  Trustees.  A
marketable   securities,    primarily   equity   securities,    portfolio  security's "fair value" price may differ from the
including common stock, preferred stocks and debt securities    price next available for that  portfolio  security using the
convertible  into  common  stocks.  The  Fund  invests  on a    Funds'   normal   pricing   procedures.   Instruments   with
worldwide  basis in equity  securities of companies that are    maturities of 60 days or less are valued at amortized  cost,
incorporated in foreign countries.                              which approximates market value.

The Brown Capital  Management  Mid-Cap Fund ("Mid-Cap Fund")    Investment Transactions and Investment Income
commenced  operations on September 30, 2002.  The investment    Investment  transactions  are  accounted  for as of the date

                                                           37                                                    (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

____________________________________________________________________________________________________________________________
purchased or sold (trade date).  Dividend income is recorded    Federal Income Taxes
on the  ex-dividend  date.  Certain  dividends  from foreign    The Balanced Fund, the Equity Fund, the International Equity
securities will be recorded as soon as the Trust is informed    Fund and the Mid-Cap Fund are  considered  personal  holding
of the dividend if such  information is obtained  subsequent    companies  as  defined  under  Section  542 of the  Internal
to the ex-dividend date.  Interest income is recorded on the    Revenue  Code  since 50% of the value of the  Fund's  shares
accrual  basis and includes  amortization  of discounts  and    were  owned   directly  or   indirectly  by  five  or  fewer
premiums.  Gains and losses are determined on the identified    individuals  at a certain  time  during the last half of the
cost basis,  which is the same basis used for federal income    year.  As  personal  holding  companies,  the  Funds  may be
tax purposes.                                                   subject to federal  income taxes on  undistributed  personal holding company income at the maximum  individual income tax
Expenses                                                        rate.  No  provision  for income  taxes is  included  in the
Each Fund bears expense incurred  specifically on its behalf    accompanying  financial  statements,  as the Funds intend to
as  well  as  a  portion  of  general  expenses,  which  are    distribute to shareholders all taxable investment income and
allocated  according  to methods  approved  annually  by the    realized gains and otherwise comply with Subchapter M of the
Trustees.                                                       Internal  Revenue Code  applicable  to regulated  investment companies.
Foreign Currency Translation (International Equity Fund)
Portfolio   securities  and  other  assets  and  liabilities
denominated in foreign  currencies are translated  into U.S.    Indemnifications
dollars  based  on the  exchange  rate  of  such  currencies    Under the Funds' organizational  documents,  its officer and
against U.S. dollars on the date of valuation. Purchases and    Trustees are indemnified against certain liabilities arising
sales of securities and income items  denominated in foreign    out of the  performance  of their  duties to the  Funds.  In
currencies are translated into U.S.  dollars at the exchange    addition, in the normal course of business,  the Funds enter
rate in effect on the transaction date.                         into  contracts  with their  vendors and others that provide for general  indemnifications.  The Funds' maximum  exposure
The Fund does not separately report the effect of changes in    under these  arrangements  is unknown as this would  involve
foreign  exchange  rates from  changes  in market  prices on    future claims that may be made against the Funds.  The Funds
securities  held.  Such changes are included in net realized    expect that risk of loss to be remote.
and unrealized gain or loss from investments.
                                                                2. Transactions with Affiliates
Realized  foreign  exchange gains or losses arise from sales
of foreign  currencies,  currency  gains or losses  realized    Advisor
between  the  trade  and  settlement   dates  on  securities    Each  Fund  pays a  monthly  advisory  fee to Brown  Capital
transactions and the difference between the recorded amounts    Management,  Inc.  (the  "Advisor")  based upon the  average
of dividends,  interest,  and foreign withholding taxes, and    daily net  assets of the Fund and  calculated  at the annual
the U.S. dollar  equivalent of the amounts actually received    rates as shown in the schedule  provided below.  The Advisor
or paid.  Net unrealized  foreign  exchange gains and losses    has entered into contractual agreements ("Expense Limitation
arise  from  changes in  foreign  exchange  rates on foreign    Agreement")  with the  Funds  under  which it has  agreed to
denominated assets and liabilities other than investments in    waive or reduce its fees and to assume other expenses of the
securities held at the end of the reporting period.             Funds, if necessary,  in amounts that limit the Funds' total operating expenses (exclusive of interest,  taxes, brokerage
Dividend Distributions                                          fees and commissions,  extraordinary expenses, and payments,
Each of the Funds may declare and distribute  dividends from    if  any,  under  a  Rule  12b-1  Plan)  to not  more  than a
net  investment  income (if any) at the end of each calendar    specified percentage of the average daily net assets of each
quarter.  Distributions  from  capital  gains  (if  any) are    Fund for the current fiscal year.  There can be no assurance
generally declared and distributed annually.                    that the Expense  Limitation  Agreement will continue in the future.  Subject to approval by the Board of  Trustees,  the
Estimates                                                       Advisor  may be able to  recoup  fees  waived  and  expenses
The  preparation of financial  statements in conformity with    assumed during any of the previous five fiscal years for the
accounting  principles  generally  accepted  in  the  United    Balanced  Fund, the Equity Fund, the Small Company Fund, and
States of America requires  management to make estimates and    the International Equity Fund and three fiscal years for the
assumptions  that affect the amount of assets,  liabilities,    Mid-Cap  Fund,  provided  that the  respective  Fund's total
expenses and revenues reported in the financial  statements.    assets exceed $20 million for the Balanced  Fund, the Equity
Actual results could differ from those estimates.               Fund, the Small Company Fund, the International  Equity Fund

                                                           38                                                    (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

____________________________________________________________________________________________________________________________________
and $15  million  for the Mid-Cap  Fund.  Additionally,  the    corresponding annual expense ratio limit as described above.
respective Fund must reach a sufficient asset size to permit    See the table below for the amount of fees waived that could
such  reimbursement  to be made  without  causing  the total    possibly be  recaptured  if all the  requirements  above are
annual  expense ratio of the  respective  fund to exceed the    met.


-----------------------------------------------------------------------------------------------------------------------------------
Fund                                     2006                 2005                  2004                 2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                           $62,923              $58,186               $67,203              $72,215         $66,738
Equity Fund                             $55,739              $62,289               $65,888              $78,808         $70,916
Small Company Fund                           $0                   $0                    $0                   $0              $0
International Equity Fund               $26,029              $62,167               $78,128              $84,123         $82,248
Mid-Cap Fund                           $127,608             $143,196              $152,252             $102,355              $0
-----------------------------------------------------------------------------------------------------------------------------------

The expense limitation percentages, as well as the Advisory fees waived and expenses reimbursed for the current fiscal year are included in the following schedule.

------------------------------------------------------------------------------------------------------------------------------------
                                                          Advisor Fees              Expense
                                                                                  Limitation           Advisor Fees       Expenses
Fund                                        Average Net Assets        Rate           Ratio               Waived          Reimbursed
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                              First $100 million        0.65%           1.20%               $62,713               $210
                                            Over $100 million        0.50%
Equity Fund                                First $100 million        0.65%           1.20%               $55,739                 $0
                                            Over $100 million        0.50%
Small Company Fund                              On all assets        1.00%           1.50%                    $0                 $0
International Equity Fund                  First $100 million        1.00%           2.00%               $26,029                 $0
                                            Over $100 million        0.75%
Mid-Cap Fund                                    On all assets        0.75%     Class level               $45,730            $81,878
               Institutional Shares                                                  1.30%
                    Investor Shares                                                  1.55%
------------------------------------------------------------------------------------------------------------------------------------

Administrator                                                   procure  and pay the  custodian  for the  Funds,  additional
Each  Fund  pays  a  monthly   administration   fee  to  The    compensation for fund accounting and recordkeeping  services
Nottingham  Company  ("the  Administrator)  based  upon  the    and for certain costs  involved with the daily  valuation of
average  daily net assets of the Fund and  calculated at the    securities and as reimbursement for  out-of-pocket  expenses
annual  rates  which are  subject to a minimum of $2,000 per    (which are  immaterial in amount).  A breakdown of fees paid
month per Fund.  The  Administrator  also  receives a fee to    to the Administrator is provided in the following schedule.

------------------------------------------------------------------------------------------------------------------------------------


                     Administration Fees                                            Fund            Fund
                     Administration Fees         Custody Fees (1)                Accounting      Accounting          Blue Sky
                   Average          Annual        Average Net         Annual        Fees        Fees (on all       Administration
                 Net Assets          Rate           Assets             Rate       (monthly)        assets)          Fees (annual)
------------------------------------------------------------------------------------------------------------------------------------
All          First $50 million       0.175%     First $100 million     0.020%     $2,250 (2)           0.01%        $150 per state
Funds         Next $50 million       0.150%      Over $100 million     0.009%       $750 (2)
              Next $50 million       0.125%
             Over $150 million       0.100%
------------------------------------------------------------------------------------------------------------------------------------

(1) Minimum monthly fees of $400 for Custody.
(2) These fees are based on the number of classes of shares for each Fund.  Each Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.


                                                                 39                                                     (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

____________________________________________________________________________________________________________________________

Compliance Services                                             4. Purchases and Sales of Investment Securities
The  Nottingham  Compliance  Services,  LLC,  a fully  owned
affiliate of The Nottingham Company, provides services which    For the fiscal year ended March 31, 2006, the aggregate cost
assists the Trust's Chief  Compliance  Officer in monitoring    of  purchases   and  proceeds   from  sales  of   investment
and  testing the  policies  and  procedures  of the Trust in    securities   (excluding   short-term   securities)  were  as
conjunction  with  requirements  under  Rule  38a-1  of  the    follows:
Securities and Exchange Commission. It receives compensation    ------------------------------------------------------------
for this service at an annual rate of $7,750 for each fund.     Fund                                        Proceeds from
                                                                                             Purchases of        Sales of
Transfer Agent                                                                                Securities       Securities
North Carolina Shareholder Services,  LLC ("Transfer Agent")    ------------------------------------------------------------
serves  as  transfer,   dividend  paying,   and  shareholder    Balanced Fund                 $7,432,801       $8,924,118
servicing agent for the Funds. It receives  compensation for    Equity Fund                   $8,659,486       $9,231,033
its  services  based  upon  $15 per  shareholder  per  year,    Small Company Fund           $40,035,162     $203,053,577
subject  to a minimum  fee of $1,500  per month per Fund and    International Equity          $3,002,391       $3,035,832
$500 per month per Fund for each additional class of shares.    Fund
                                                                Mid-Cap Fund                  $5,689,144       $4,690,275
Distributor                                                     ------------------------------------------------------------
Capital Investment Group, Inc. (the "Distributor") serves as
the Fund's principal underwriter and distributor.               Purchases and sales of U.S.  Government  Obligations for the
                                                                Balanced   Fund   aggregated   $6,530,568   and   $5,450,000
Certain Trustees and officers of the Trust are also officers    respectively  during the fiscal year ended  March 31,  2006.
of the Advisor, the Distributor or the Administrator.           There were no other  purchases  or sales of  long-term  U.S.
                                                                Government  Obligations  for the Equity Fund,  Small Company
                                                                Fund, International Equity Fund or Mid-Cap Fund.
3. Distribution and Service Fees (Mid-Cap Fund)
                                                                5. Federal Income Tax
The Trustees, including the Trustees who are not "interested
persons"  of the Trust as defined in the 1940 Act  adopted a    The tax  components  of  capital  shown in the  table on the
distribution  and service plan pursuant to Rule 12b-1 of the    following page represent: (1) tax components of capital, (2)
1940  Act  (the  "Plan")  applicable  to  the  Mid-Cap  Fund    losses or deductions the Funds may be able to offset against
Investor  Shares.  The Act  regulates  the manner in which a    income and gains  realized in future years,  (3)  unrealized
regulated   investment   company   may   assume   costs   of    appreciation  or  depreciation  of  investments  for federal
distributing  and  promoting  the  sales of its  shares  and    income tax purposes,  and (4) reclassifications of permanent
servicing of its shareholder accounts.                          book/tax differences.

The Plan  provides  that the Mid-Cap Fund may incur  certain    Other book tax  differences  in the current  year  primarily
costs,  which may not exceed  0.25% per annum of the average    consist  of  foreign  currency   contract   adjustments  and
daily net assets of  Investor  Shares for each year  elapsed    deferred post-October losses.
subsequent  to  adoption  of the Plan,  for  payment  to the
Distributor   and  others  for  items  such  as  advertising
expenses,  selling expenses,  commissions,  travel, or other expenses  reasonably intended to result in sales of Investor
Shares in the Fund or support  servicing  of Investor  Share shareholder accounts.  Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor  Shares'
average daily net assets.  The Mid-Cap Fund incurred  $8,842 of such expenses for the Investor  Shares under the Plan for the year ended March 31, 2006.






                                                                 40                                            (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------------------------
Fund                            Undistributed       Undistributed                                                          Net Tax
                                   Ordinary           Long-Term            Accumulated           Other Book to        Appreciation/
                               Ordinary Income     Long-Term Gains        Capital Losses        Tax Differences      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                             $0                   $0            $1,422,500             $(17,057)            $1,573,970
Equity Fund                               $0                   $0            $1,663,143              $(2,881)            $2,170,536
Small Company Fund                        $0          $19,070,016                    $0                    $0           $92,765,666
International Equity Fund            $17,291                   $0              $344,137             $(21,196)            $3,968,812
Mid-Cap Fund                              $0             $455,715                    $0                    $0            $1,307,778
------------------------------------------------------------------------------------------------------------------------------------

Accumulated capital losses noted below represent net capital    thereby reduce future taxable gains distributions. The table
loss  carry-forwards,  as of  March  31,  2006,  that may be    below shows the expiration dates of the carryovers.
available  to  offset  future  realized  capital  gains  and

------------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2006
Fund                                 March 31, 2010      March 31, 2011      March 31, 2012      March 31, 2013      March 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                    $0          $1,378,571             $43,929                  $0                  $0
Equity Fund                                      $0          $1,228,977            $434,166                  $0                  $0
Small Company Fund                               $0                  $0                  $0                  $0                  $0
International Equity Fund                        $0                  $0            $344,137                  $0                  $0
Mid-Cap Fund                                     $0                  $0                  $0                  $0                  $0
------------------------------------------------------------------------------------------------------------------------------------

The aggregate  cost of  investments  and the  composition of    Unrealized  appreciation and unrealized  depreciation in the
unrealized   appreciation  and  depreciation  of  investment    table below exclude  appreciation/(depreciation)  on foreign
securities  for federal  income tax purposes as of March 31,    currency  translations.  The primary difference between book
2006 are noted below.                                           and tax  appreciation/(depreciation)  of investments is wash sale loss deferrals.

------------------------------------------------------------------------------------------------------------------------------------
Fund                                                                                    Aggregate Gross           Aggregate Gross
                                                              Federal Tax Cost      Unrealized Appreciation  Unrealized Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                    $11,646,409                $1,849,141                  $(275,171)
Equity Fund                                                      $12,169,017                $2,551,896                  $(381,360)
Small Company Fund                                              $303,128,939              $116,913,137               $(24,147,471)
International Equity Fund                                         $8,791,374                $4,169,038                  $(200,226)
Mid-Cap Fund                                                      $6,550,788                $1,422,073                  $(114,295)
------------------------------------------------------------------------------------------------------------------------------------

The  amount  of  dividends   and   distributions   from  net    accounting   principles.   These   differences  are  due  to
investment   income  and  net  realized  capital  gains  are    differing treatments for items such as net short-term gains,
determined in accordance with federal income tax regulations    deferral of wash sale losses, foreign currency transactions,
which may differ from generally accepted                        net investment losses and capital loss carry-forwards.

------------------------------------------------------------------------------------------------------------------------------------
For the fiscal year ended March 31, 2006                                                 Distributions from
                                                                     Ordinary Income      Long-Term Capital             Tax Return
Fund                                                                                           Gains                    of Capital
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                                $82,780                    $0                      $0
Equity Fund                                                                       $0                    $0                      $0
Small Company Fund                                                                $0                    $0                      $0
International Equity Fund                                                         $0                    $0                      $0
Mid-Cap Fund                                                                      $0              $357,028                      $0
------------------------------------------------------------------------------------------------------------------------------------


                                                                 41                                                     (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

____________________________________________________________________________________________________________________________________
-----------------------------------------------------------------------------------------------------------------------------------
For the fiscal year ended March 31, 2005                                                      Distributions from
                                                                                                   Long-Term         Tax Return of
Fund                                                                   Ordinary Income           Capital Gains          Capital
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                                 $104,376                    $0                     $0
Equity Fund                                                                         $0                    $0                     $0
Small Company Fund                                                                  $0                    $0                     $0
International Equity Fund                                                           $0                    $0                     $0
Mid-Cap Fund                                                                        $0               $54,220                     $0
-----------------------------------------------------------------------------------------------------------------------------------

As a result of permanent  differences  between the financial    year ended March 31, 2006.  These  reclassifications  had no
statement  and  income  tax  reporting   requirements,   the    effect on the net assets or the net asset value of the Fund.
following reclassifications,  shown below, were made for the

-----------------------------------------------------------------------------------------------------------------------------------
For the fiscal year ended March 31, 2006                                                  Increase (Decrease) in Undistributed
                                                                                   ------------------------------------------------
                                                                Paid-in Capital       Net Investment         Net Realized Gain on
Fund                                                                                      Income                  Investments
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                              $(9)                    $9                            $0
Equity Fund                                                           $(41,730)               $41,730                            $0
Small Company Fund                                                 $(3,992,323)            $3,992,323                            $0
International Equity Fund                                                   $0                     $0                            $0
Mid-Cap Fund                                                          $(44,824)               $44,824                            $0
-----------------------------------------------------------------------------------------------------------------------------------

6. Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Balanced Fund               Equity Fund               Small Company Fund
For the fiscal years ended March 31,                   2006         2005          2006         2005          2006            2005
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                    60,800      118,378        15,999       62,411      2,784,541      7,211,607
        Reinvested distributions                        5,387        7,077             0            0              0              0
        Shares repurchased                           (217,450)     (41,556)      (46,149)     (78,187)    (8,217,762)   (15,443,898)
Net (Decrease) Increase in Capital Shares            (151,263)      83,899       (30,150)     (15,776)    (5,433,221)    (8,232,291)
Shares Outstanding, Beginning of Year                 978,591      894,692       807,579      823,355     16,785,952     25,018,243
Shares Outstanding, End of Year                       827,328      978,591       777,429      807,579     11,352,731     16,785,952
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                       International                                 Mid-Cap Fund
                                                        Equity Fund               Institutional Class             Investor Class
For the fiscal years ended March 31,                  2006         2005           2006           2005          2006           2005
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                 88,132      205,913           3,369          2,651       92,987           90,546
        Reinvested distributions                         0            0           7,825          1,517       14,301            1,922
        Shares repurchased                        (61,492)     (17,954)           (904)          (843)     (23,296)         (12,766)
Net Increase in Capital Shares                      26,640      187,959          10,290          3,325       83,992           79,702
Shares Outstanding, Beginning of Year              883,890      695,931         169,296        165,971      207,827          128,125
Shares Outstanding, End of Year                    910,530      883,890         179,586        169,296      291,819          207,827
------------------------------------------------------------------------------------------------------------------------------------


                                                           42                                                           (Continued)

The Brown Capital Management Funds

Notes to Financial Statements
___________________________________________________________________________________________________________________________________

7. Forward Currency Contracts

A table listing forward  currency  contracts can be found in
the  Schedule  of  Investments  (if   applicable).   Forward
currency  contracts  are  agreements to deliver or receive a preset amount of a specific currency at a future date.

The tables in the Schedule of Investments provides the name of the foreign currency, the settlement date, amount of the contract, the value of the currency in U.S. dollars, and the unrealized gain or loss associated with the contract. The amount of the unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to March 31, 2006.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Nottingham Investment Trust II and the Shareholders of The Brown Capital Management Funds:


We have audited the accompanying statements of assets and liabilities of The Brown Capital Management Balanced Fund, The Brown Capital Management Equity
Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund, each a series of shares of The Nottingham Investment Trust II (the "Funds"), including the schedules of investments, as of March 31, 2006, and the related statements of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended March 31, 2005 and the financial highlights for each of the four years in the period ended March 31, 2005 were audited by other auditors whose report dated April 29, 2005 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we preformed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Balanced Fund, The Brown Capital Management Equity
Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund as of March 31, 2006, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                          /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                              BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
May 5, 2006

The Brown Capital Management Funds

Additional Information (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

1. Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and    adverse  opinion or a disclaimer  of opinion,  nor were they
the  Adviser's  Proxy  Voting  and  Disclosure   Policy  are    qualified or modified as to  uncertainty,  audit  scope,  or
included as Appendix B to the Fund's Statement of Additional    accounting principles.
Information and is available,  without charge, upon request,
by calling  1-800-773-3863.  Information  regarding  how the    At no time  preceding  the  removal of Deloitte & Touche LLP
Fund voted proxies relating to portfolio  securities  during    were there any  disagreements  with Deloitte & Touche LLP on
the  most  recent  12-month  period  ended  June  30 will be    any matter of accounting principles or practices,  financial
available (1) without charge,  upon request,  by calling the    statement disclosure, or auditing scope or procedure,  which
Fund at the  number  above and (2) on the SEC's  website  at    disagreements,  if  not  resolved  to  the  satisfaction  of
http://www.sec.gov.                                             Deloitte  &  Touche  LLP,  would  have  caused  it  to  make reference  to the  subject  matter of the  disagreements  in
2. Quarterly Portfolio Holdings                                 connection with its report. At no time preceding the removal of Deloitte & Touche LLP did any of the events enumerated in
The Fund files its complete  schedule of portfolio  holdings    paragraphs   (1)(v)(A)   through   (D)  of  Item  304(a)  of
with the SEC for the first and third quarters of each fiscal    Regulation S-K occur.
year on Form N-Q. The Fund's Forms N-Q are  available on the
SEC's website at http://www.sec.gov. You may review and make    4. Information about Trustees and Officers
copies at the SEC's  Public  Reference  Room in  Washington,
D.C. You may also obtain  copies after paying a  duplicating    The  business  and affairs of The Brown  Capital  Management
fee  by  writing  the  SEC's   Public   Reference   Section,    Balanced Fund, The Brown Capital Management Equity Fund, The
Washington,  D.C.  20549-0102  or by  electronic  request to    Brown Capital  Management  Mid-Cap  Fund,  The Brown Capital
publicinfo@sec.gov,  or is available  without  charge,  upon    Management   Small  Company  Fund,  and  The  Brown  Capital
request, by calling the Fund at 1-800-773-3863.  Information    Management  International  Equity  Fund  and The  Nottingham
on  the  operation  of  the  Public  Reference  Room  may be    Investment  Trust II are managed  under the direction of the
obtained by calling the SEC at 202-942-8090.                    Board of Trustees of the Trust.  Information  concerning the
                                                                Trustees  and  officers  of the Trust and The Brown Funds is
3. Change in Independent Registered Public Accounting Firm      set forth on the following page. Generally, each Trustee and
                                                                officer   serves  an   indefinite   term  or  until  certain
On March 15,  2005,  the Board of Trustees  engaged  Briggs,    circumstances such as their resignation, death, or otherwise
Bunting &  Dougherty,  LLP  ("BBD")  as its new  independent    as specified in the Trust's  organizational  documents.  Any
registered   public  accounting  firm  effective  after  the    Trustee  may be removed at a meeting  of  shareholders  by a
completion of Deloitte & Touche LLP's audit of the March 31,    vote meeting the requirements of the Trust's  organizational
2005  financial   statements.   At  no  time  preceding  the    documents.  The Statement of Additional  Information  of The
engagement of BBD did the Funds  consult the firm  regarding    Brown  Funds  includes  additional   information  about  the
either (i) the  application  of  accounting  principles to a    Trustees and officers and is available, without charge, upon
specified transaction,  either completed or proposed, or the    request   by   calling   The  Brown   Funds   toll-free   at
type of audit  opinion  that might be rendered on the Funds'    1-800-773-3863.  The address of each  Trustee  and  officer,
financial  statements,  or (ii) any  matter  that was either    unless  otherwise  indicated  below,  is 116 South  Franklin
subject of a  disagreement  or a reportable  event,  as such    Street,  Rocky Mount,  North Carolina 27804. The Independent
terms are defined in Item 304 of Regulation S-K.                Trustees received aggregate  compensation of $18,750 ($3,750 from each fund)  during the fiscal year ended March 31, 2006
Prior to this  date,  Deloitte  & Touche  LLP  served as the    from The Brown  Funds for their  services to The Brown Funds
independent  registered public accounting firm for the Trust    and the Trust. The Interested  Trustees and officers did not
and issued reports on the Funds' financial  statements as of    receive compensation from the Brown Funds for their services
March 31,  2005 and 2004.  Such  reports  did not contain an    to the Fund and Trust.



                                                           45                                                    (Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                                                           Portfolios in
                                                                                             in Fund
                             Position(s)                                                      Complex
         Name, Age,           held with    Length of        Principal Occupation(s)         Overseen by  Other Directorships Held by
        And Address          Fund/Trust   Time Served         During Past 5 Years             Trustee                Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 74          Trustee,     Since 1990    Retired;  previously,   President        6        Independent   Trustee  of
                             Chairman                   of   Brinson    Investment    Co.                 the  following:   Gardner
                                                        (personal     investments)    and                 Lewis   Investment  Trust
                                                        President  of Brinson  Chevrolet,                 for the  three  series of
                                                        Inc. (auto dealership)                            that      trust;      New
                                                                                                          Providence     Investment
                                                                                                          Trust for the one  series
                                                                                                          of  that  trust;  Hillman
                                                                                                          Capital        Management
                                                                                                          Investment  Trust for the
                                                                                                          two series of that trust;
                                                                                                          MurpyMorris    Investment
                                                                                                          Trust for the one  series
                                                                                                          of  that  trust;   Tilson
                                                                                                          Investment  Trust for the
                                                                                                          two series of that trust;
                                                                                                          and     The      Piedmont
                                                                                                          Investment  Trust for the
                                                                                                          one  series of that trust
                                                                                                          (all           registered
                                                                                                          investment companies)
-----------------------------------------------------------------------------------------------------------------------------------
J. Buckley Strandberg, 46    Trustee      Since 1991    President  of Standard  Insurance        6                      None
                                                        and   Realty    (insurance    and
                                                        property management)
-----------------------------------------------------------------------------------------------------------------------------------
James H. Speed, Jr., 52      Trustee      Since         President  and  CEO of NC  Mutual        6        Independent   Trustee  of
                                          September     Insurance   Company    (insurance                 RBC Funds,  Inc.  for its
                                          2002          company)    since    May    2003;                 six      series      (all
                                                        President   of  Speed   Financial                 registered     investment
                                                        Group,  Inc.  (consulting/private                 companies);   Member   of
                                                        investments)  from  March 2000 to                 Board of  Directors of NC
                                                        April 2003                                        Mutual   Life   Insurance
                                                                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Interested Trustees*
-----------------------------------------------------------------------------------------------------------------------------------
Richard K. Bryant, 46        Trustee      Trustee       President  of Capital  Investment        6                      None
Post Office Box 32249                     since         Group,  Inc.  (distributor of the
Raleigh, North Carolina                   September     Funds);    Vice    President   of
27622                                     2002          Capital    Investment    Counsel,
                                                        Inc.;    President   of   Capital
                                                        Investment    Brokerage,     Inc.
                                                        (broker/dealer     firm);     and
                                                        President   of  N.C.   Securities
                                                        Association                (trade
                                                        organization);   Trustee  of  the
                                                        Trust   since   September   2002;
                                                        previously,  Trustee of the Trust
                                                        from 1990 until June 2002
-----------------------------------------------------------------------------------------------------------------------------------
Keith A. Lee, 46             Trustee;     Trustee       Senior  Vice  President  of Brown        6                      None
1201 N. Calvert Street       Vice         since   June  Capital     Management,      Inc.
Baltimore, Maryland 21202    President    2002;         (advisor  of the  Funds) and Vice
                             and          Vice          President  of  The  Brown  Funds;
                             Principal    President     Trustee  of the Trust  since June
                             Executive    since  1992;  2002
                             Officer,     Principal
                             The Brown    Executive
                             Funds        Officer
                                          since 2002
-----------------------------------------------------------------------------------------------------------------------------------
*Basis of  Interestedness.  Mr. Bryant is an Interested  Trustee  because he is an officer of Capital  Investment  Group,  Inc., the distributor of the Funds. Mr. Lee is an Interested Trustee because he is an officer of Brown Capital  Management,  Inc., the advisor of The Brown Funds.
-----------------------------------------------------------------------------------------------------------------------------------


                                                           46                                                           (Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                                                           Portfolios in
                                                                                             in Fund
                             Position(s)                                                      Complex
         Name, Age,           held with    Length of        Principal Occupation(s)         Overseen by Other Directorships Held by
        And Address          Fund/Trust   Time Served         During Past 5 Years             Trustee                Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Other Officers
-----------------------------------------------------------------------------------------------------------------------------------
Eddie C. Brown, 65           President,   Since         President   of   Brown    Capital       n/a                     n/a
1201 N. Calvert Street       The Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland 21202    Funds                      Trustee  of the  Trust  from 1992
                                                        until June 2002
-----------------------------------------------------------------------------------------------------------------------------------
R. Mark Fields, 53           Vice         Since         Partner of EARNEST Partners,  LLC       n/a                     n/a
119 S. President Street      President,   1992          (advisor of the EARNEST  Partners
2nd Floor                    EARNEST                    Fixed Income Trust and  successor
Jackson, Mississippi  39201  Partners                   by merger with  EARNEST  Partners
                             Fixed                      Limited, LLC), since 1999
                             Income
                             Trust
-----------------------------------------------------------------------------------------------------------------------------------
Douglas S. Folk, 45          President    Since         Partner and Portfolio  Manager of       n/a                     n/a
1180 Peachtree Street        and          2004          EARNEST      Partners,       LLC,
Suite 2300                   Principal                  (successor    by   merger    with
Atlanta, Georgia  30309      Executive                  EARNEST  Partners  Limited,  LLC)
                             Officer,                   since 1999
                             EARNEST
                             Partners
                             Fixed
                             Income
                             Trust
-----------------------------------------------------------------------------------------------------------------------------------
John M. Friedman, 62         Vice         Since         Partner and Portfolio  Manager of       n/a                     n/a
1180 Peachtree Street        President,   1992          EARNEST      Partners,       LLC,
Suite 2300                   EARNEST                    (successor    by   merger    with
Atlanta, Georgia  30309      Partners                   EARNEST Partners, LLC) since 1999
                             Fixed
                             Income
                             Trust
-----------------------------------------------------------------------------------------------------------------------------------
Tracey L. Hendricks, 38      Treasurer,   Since 2004    Vice   President   of   Financial       n/a                     n/a
                             Assistant                  Reporting,  Tax,  Internal Audit,
                             Secretary,                 and  Compliance of The Nottingham
                             and                        Company   (administrator  to  the
                             Principal                  Fund)  since  2004;   previously,
                             Financial                  Vice    President    of   Special
                             Officer                    Projects   of   The    Nottingham
                                                        Company from 2000 to 2004
-----------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters, 37        Secretary,   Since 2004    Vice President-Compliance               n/a                     n/a
                             Assistant                  Administration      of      The
                             Treasurer,                 Nottingham Company since 1998
                             and Chief
                             Compliance
                             Officer
-----------------------------------------------------------------------------------------------------------------------------------

The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II










For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:
                                              Documented:

NC Shareholder Services                       Brown Capital Management
116 South Franklin Street                     1201 North Calvert Street
Post Office Drawer 4365                       Baltimore, Maryland 21202
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-877-892-4BCM, 1-877-892-4226

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              browncapital.com








                                                        [BCM LOGO HERE]
                                                        BROWN CAPITAL MANAGEMENT

Item 2.  CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officers, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments to any provisions of such code of ethics during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.


(e)      Not applicable.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officer is filed pursuant to
         Item 12(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.


(a)(2) Mr. James H. Speed, Jr. is the audit committee financial expert and he is "independent" for purposes of Item 3 of Form N-CSR.


(a)(3)   Not applicable.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees for the registrant for the fiscal years ended March 31, 2005 and March 31, 2006 are reflected in the table below. These amounts represent aggregate fees billed by the registrant's former independent accountant, Deloitte & Touche LLP ("Former Accountant"), for the fiscal year ended March 31, 2005 and Briggs, Bunting & Dougherty, LLP for the fiscal year ended March 31, 2006
         ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

   ---------------------------------------------------------- -------------- -------------
                             Fund                                 2005            2006
   ---------------------------------------------------------- -------------- -------------
   EARNEST Partners Fixed Income Trust                           $13,750         13,000
   ---------------------------------------------------------- -------------- -------------
   The Brown Capital Management Equity Fund                      $14,250         11,000
   ---------------------------------------------------------- -------------- -------------
   The Brown Capital Management Balanced Fund                    $14,250         13,000
   ---------------------------------------------------------- -------------- -------------
   The Brown Capital Management Small Company Fund               $17,750         14,000
   ---------------------------------------------------------- -------------- -------------
   The Brown Capital Management International Equity Fund        $15,250         15,000
   ---------------------------------------------------------- -------------- -------------
   The Brown Capital Management Mid-Cap Fund                     $15,250         11,000
   ---------------------------------------------------------- -------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended March 31, 2005 and March 31, 2006 for assurance and related services by the Former Accountant or Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal years ended March 31, 2005 and March 31, 2006 for professional services rendered by the Former Accountant and Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

   ---------------------------------------------------------- -------------- -------------
                             Fund                                 2005            2006
   ---------------------------------------------------------- -------------- -------------
   EARNEST Partners Fixed Income Trust                           $4,875          1,500
   ---------------------------------------------------------- -------------- -------------
   The Brown Capital Management Equity Fund                      $4,875          1,500
   ---------------------------------------------------------- -------------- -------------
   The Brown Capital Management Balanced Fund                    $4,875          1,500
   ---------------------------------------------------------- -------------- -------------
   The Brown Capital Management Small Company Fund               $4,875          1,500
   ---------------------------------------------------------- -------------- -------------
   The Brown Capital Management International Equity Fund        $4,875          1,500
   ---------------------------------------------------------- -------------- -------------
   The Brown Capital Management Mid-Cap Fund                     $4,875          1,500
   ---------------------------------------------------------- -------------- -------------

(d) All Other Fees -There were no other fees billed by the Former Accountant and Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Former Accountant and Accountant for the last two fiscal years at an audit committee meeting of Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) Aggregate non-audit fees billed by the Former Accountant and Accountant, to the registrant for services rendered during the fiscal years ended March 31, 2005 and 2006 were $29,250 and $9,000, respectively. There were no non-audit fees billed by Former Accountant or Accountant for services rendered to the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.

(h)      Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.


         A copy of the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         None.





Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officers and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)        /s/ Tracey L. Hendricks
                                 _________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary, and Principal
                                 Financial Officer

Date: May 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: (Signature and Title)        /s/ Douglas S. Folk
                                 _________________________________
                                 Douglas S. Folk
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust

Date: May 31, 2006



By: (Signature and Title)        /s/ Keith A. Lee
                                 _________________________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital Management Equity Fund, The
                                 Brown Capital Management Balanced Fund, The
                                 Brown Capital Management Small Company Fund,
                                 The Brown Capital Management International
                                 Equity Fund, and The Brown Capital Management
                                 Mid-Cap Fund

Date: May 24, 2006







By: (Signature and Title)        /s/ Tracey L. Hendricks
                                 _________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary, and Principal
                                 Financial Officer,
                                 The Nottingham Investment Trust II

Date: May 24, 2006